UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Annual Report
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2022
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,

“It remains essential, in our view, that
investors consider the potential
benefits of portfolio diversification
that adapts to near-term market
conditions while cultivating long-term
opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,

Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	1

J.P. Morgan Mid Cap/Multi-Cap Funds
MARKET OVERVIEW
TWELVE MONTHS ENDED June 30, 2022 (Unaudited)
Equity markets rallied in the second half of 2021 on the back of low interest rates, record corporate earnings and the global economic rebound. However, equity markets in 2022 rendered their worst first-half performance since 1970.
By the end of June 2022, the S&P 500 had slumped into bear market territory – generally defined as a 20% or more decline since the last closing high. While bond markets largely underperformed equity markets throughout most of the twelve-month period, investor demand for U.S. Treasury bonds bolstered the Bloomberg U.S. Aggregate Index in the second half of the period.
U.S. equity generated positive returns and led developed markets equity to outperform both emerging markets equity and fixed income markets during the second half of 2021. U.S. equity prices were bolstered by continued monetary and fiscal support as well as strong consumer spending and record corporate profits.
A resurgence in the pandemic, particularly the emergence of the Omicron variant of Covid-19, in late 2021 and early 2022 failed to dent the U.S. economy. However, a number of nations reinstated social restrictions and China enacted a “Zero Covid” policy that led to severe lockdowns in several large cities, including Shanghai. The result was a sharp drop in manufacturing and other economic activity across China, which further strained on global supply chains and became a drag on the economies of other emerging market nations.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve.
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
While the S&P 500 had a positive total return of 11.7% in the second half of 2021, the index plummeted in the first half of 2022 and its total returns for the twelve-month period was -10.6%.  Within U.S. equity markets, small cap and mid cap stocks generally declined more than large cap stocks and growth stocks declined more than value stocks.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Growth Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	(22.53)%
Russell 3000 Growth Index	(19.78)%
Net Assets as of 6/30/2022 (In Thousands)	$12,081,317
INVESTMENT OBJECTIVE **
The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the twelve months ended June 30, 2022.
The Fund’s underweight position and security selection in the consumer staples sector and its security selection in the communication services sector were leading detractors from performance relative to the Benchmark, while its security selection in the health care sector and its overweight position in the energy sector were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight position in Roku Inc. and its underweight positions in Apple Inc. and AbbVie Inc. Shares of Roku, a television streaming platform, fell after the company reported lower-than-expected revenue for the fourth quarter of 2022 and issued a weaker-than-expected forecast. Shares of Apple, a provider of computers, mobile devices and related services, rose amid record earnings and revenue in the second half of 2021 and continued strong demand for mobile phones. Shares of AbbVie, a pharmaceuticals maker, rose as the company reached settlements with various U.S. states to resolve legal claims against the company’s Allergan unit stemming from the opioid addiction epidemic.
Leading individual contributors to relative performance included the Fund’s overweight positions in Quanta Services Inc., EOG Resources Inc. and McKesson Corp. Shares of Quanta Services, an engineering and services provider to the energy and utilities sectors, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2022. Shares of EOG Resources, a petroleum and natural gas producer, rose amid higher global energy prices and after the company reported better-than-expected earnings for the first quarter of 2022. Shares of McKesson, a provider of pharmaceuticals, health care products and services, rose as the company moved to settle state legal claims stemming from the opioid addiction epidemic and as investors sought defensive sectors, including consumer staples, in response to the market selloff in the first half of 2022.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	8.4%
2.	Apple, Inc.	7.9
3.	Alphabet, Inc., Class C	5.2
4.	Amazon.com, Inc.	4.0
5.	Tesla, Inc.	4.0
6.	UnitedHealth Group, Inc.	3.0
7.	Mastercard, Inc., Class A	2.9
8.	Quanta Services, Inc.	1.9
9.	EOG Resources, Inc.	1.5
10.	Regeneron Pharmaceuticals, Inc.	1.4

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	38.4%
Health Care	16.3
Consumer Discretionary	15.0
Industrials	8.9
Financials	6.7
Communication Services	6.2
Energy	2.6
Consumer Staples	2.2
Materials	0.6
Short-Term Investments	3.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Growth Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge *		(26.61)%	13.90%	15.19%
Without Sales Charge		(22.53)	15.13	15.82
CLASS C SHARES	May 1, 2006
With CDSC **		(23.90)	14.55	15.36
Without CDSC		(22.90)	14.55	15.36
Class I SHARES	May 1, 2006	(22.33)	15.42	16.08
Class R2 SHARES	July 31, 2017	(22.71)	14.83	15.53
Class R3 SHARES	May 31, 2017	(22.54)	15.13	15.82
Class R4 SHARES	May 31, 2017	(22.32)	15.42	16.11
Class R5 SHARES	January 8, 2009	(22.18)	15.59	16.28
Class R6 SHARES	December 23, 2013	(22.11)	15.71	16.39

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The actual returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses to Class I Shares.
Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 and Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund and the Russell 3000 Growth Index from June 30, 2012 to June 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(16.37)%
Russell Midcap Index	(17.30)%
Net Assets as of 6/30/2022 (In Thousands)	$2,629,388
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares outperformed the Russell Midcap Index (the “Benchmark”) for the twelve months ended June 30, 2022.
The Fund’s security selection in the financials and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight position in the energy sector and its overweight position in the communication services sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Coterra Energy Inc., Diamondback Energy Inc. and AutoZone Inc. Shares of Coterra Energy, a petroleum and natural gas producer, rose after the company reported better-than-expected earnings for the first quarter of 2022, raised its quarterly dividend and maintained its share repurchase plan. Shares of Diamondback Energy, a petroleum and natural gas producer, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2022, raised its quarterly dividend and maintained its share repurchase plan. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue, and continued sales growth.
Leading individual detractors from relative performance included the Fund’s overweight positions in Roku Inc. and Gap Inc., and its underweight position in Occidental Petroleum Corp. Shares of Roku, a television streaming platform, fell after the company reported lower-than-expected revenue for the fourth quarter of 2022 and issued a weaker-than-expected forecast. Shares of Gap, a retailer of brand name apparel, fell amid general weakness in the apparel sector and weaker-than-expected results for several quarters. Shares of Occidental Petroleum, an oil and natural gas producer not held in the Fund, rose after the company reported better-than-expected earnings for the first quarter of 2022, and as influential investor Warren Buffet increased his stake in the company.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models they deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	AutoZone, Inc.	1.4%
2.	M&T Bank Corp.	1.3
3.	Xcel Energy, Inc.	1.2
4.	WEC Energy Group, Inc.	1.1
5.	CMS Energy Corp.	1.1
6.	Motorola Solutions, Inc.	1.1
7.	Laboratory Corp. of America Holdings	1.1
8.	Loews Corp.	1.1
9.	AmerisourceBergen Corp.	1.0
10.	AMETEK, Inc.	1.0

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	18.3%
Information Technology	14.7
Industrials	13.3
Health Care	13.0
Consumer Discretionary	10.8
Real Estate	7.3
Utilities	5.8
Consumer Staples	3.5
Communication Services	3.4
Materials	3.2
Energy	2.7
Short-Term Investments	4.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge *		(20.95)%	8.01%	11.12%
Without Sales Charge		(16.57)	9.18	11.73
CLASS C SHARES	November 2, 2009
With CDSC **		(17.99)	8.64	11.28
Without CDSC		(16.99)	8.64	11.28
Class I SHARES	January 1, 1997	(16.37)	9.46	12.07
Class R2 SHARES	March 14, 2014	(16.79)	8.91	11.50
Class R5 SHARES	March 14, 2014	(16.24)	9.62	12.19
Class R6 SHARES	March 14, 2014	(16.17)	9.72	12.26

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.
Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in the Class I Shares of JPMorgan Mid Cap Equity Fund and the Russell Midcap Index from June 30, 2012 to June 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the bench mark, if applicable. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	(28.61)%
Russell Midcap Growth Index	(29.57)%
Net Assets as of 6/30/2022 (In Thousands)	$6,979,899
INVESTMENT OBJECTIVE **
The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares outperformed the Russell Midcap Growth Index (the “Benchmark”) for the twelve months ended June 30, 2022.
The Fund’s security selection in the health care and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the information technology sector and its overweight position in the communication services sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Quanta Services Inc., EOG Resources Inc. and McKesson Corp. Shares of Quanta Services, an engineering and services provider to the energy and utilities sectors, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2022. Shares of EOG Resources, a petroleum and natural gas producer, rose amid higher global energy prices and after the company reported better-than-expected earnings for the first quarter of 2022. Shares of McKesson, a provider of pharmaceuticals, health care products and services, rose as the company moved to settle state legal claims stemming from the opioid addiction epidemic and as investors sought defensive sectors, including consumer staples, in response to the market selloff in the first half of 2022.
Leading individual detractors from relative performance included the Fund’s overweight positions in Roku Inc. and Teladoc Health Inc., and its underweight position in Fortinet Inc. Shares of Roku, a television streaming platform, fell after the company reported lower-than-expected revenue for the fourth quarter of 2022 and issued a weaker-than-expected forecast. Shares of Teladoc Health, a provider of remote health care services, fell after the company reported lower-than-expected earnings and revenue for the first quarter of 2022 and issued a weaker-than-expected forecast. Shares of Fortinet, a cybersecurity provider not held in the Fund, rose amid continued demand for its services and better-than-expected earnings and revenue for the first quarter of 2022.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Synopsys, Inc.	2.0%
2.	Quanta Services, Inc.	1.9
3.	Copart, Inc.	1.9
4.	Centene Corp.	1.8
5.	Hilton Worldwide Holdings, Inc.	1.7
6.	Chipotle Mexican Grill, Inc.	1.7
7.	SolarEdge Technologies, Inc.	1.6
8.	Crowdstrike Holdings, Inc., Class A	1.6
9.	LPL Financial Holdings, Inc.	1.6
10.	Cheniere Energy, Inc.	1.6

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	27.4%
Health Care	23.3
Industrials	14.3
Consumer Discretionary	12.1
Financials	10.4
Energy	3.2
Communication Services	2.8
Consumer Staples	1.4
Materials	0.5
Short-Term Investments	4.6

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Growth Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge *		(32.53)%	9.74%	12.21%
Without Sales Charge		(28.79)	10.93	12.82
CLASS C SHARES	November 4, 1997
With CDSC **		(30.14)	10.38	12.37
Without CDSC		(29.14)	10.38	12.37
Class I SHARES	March 2, 1989	(28.61)	11.26	13.16
Class R2 SHARES	June 19, 2009	(29.00)	10.65	12.58
Class R3 SHARES	September 9, 2016	(28.82)	10.92	12.82
Class R4 SHARES	September 9, 2016	(28.63)	11.20	13.10
Class R5 SHARES	November 1, 2011	(28.53)	11.41	13.32
Class R6 SHARES	November 1, 2011	(28.46)	11.48	13.38

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for the Class R3 and Class R4 Shares prior to their inception dates are based on the performance of Class I Shares. Prior performance for Class R3 and Class R4 Shares has been adjusted to reflect the differences in expenses between classes.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mid Cap Growth Fund and the Russell Midcap Growth Index from June 30, 2012 to June 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	(7.35)%
Russell Midcap Value Index	(10.00)%
Net Assets as of 6/30/2022 (In Thousands)	$13,808,353
INVESTMENT OBJECTIVE**
The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares outperformed the Russell Midcap Value Index (the “Benchmark”) for the twelve months ended June 30, 2022.
The Fund’s security selection in the consumer staples and energy sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the financials and information technology sectors was a leading contributor to relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in AutoZone Inc., Carlisle Cos. and AmerisourceBergen Corp. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue and continued sales growth. Shares of Carlisle, a maker of industrial engineered products, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2022. Shares of AmerisourceBergen, a distributor of health care products, rose after the company reported better-than-expected earnings and revenue for its second fiscal quarter and unveiled a $1 billion share repurchase plan.
Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc. and Fortune Brands Home & Security Inc. and its underweight position in Dollar Tree Inc. Shares of Gap, a retailer of brand name apparel, fell amid general weakness in the apparel sector and weaker-than-expected results for several quarters. Shares of Fortune Brands Home & Security, a manufacturer of homebuilding and home security products, fell after the company reported lower-than-expected earnings for the fourth quarter of 2021. Shares of Dollar Tree, a discount retail chain that was not held in the Fund, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2022.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	M&T Bank Corp.	2.0%
2.	Xcel Energy, Inc.	1.9
3.	WEC Energy Group, Inc.	1.8
4.	CMS Energy Corp.	1.7
5.	Motorola Solutions, Inc.	1.7
6.	Laboratory Corp. of America Holdings	1.7
7.	Loews Corp.	1.7
8.	AutoZone, Inc.	1.6
9.	AmerisourceBergen Corp.	1.6
10.	Huntington Bancshares, Inc.	1.5

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	22.8%
Industrials	12.6
Real Estate	11.4
Consumer Discretionary	10.1
Utilities	9.0
Information Technology	7.5
Health Care	7.3
Materials	4.8
Consumer Staples	4.6
Communication Services	3.7
Energy	2.4
Short-Term Investments	3.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Value Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge *		(12.57)%	4.63%	9.21%
Without Sales Charge		(7.73)	5.77	9.80
CLASS C SHARES	April 30, 2001
With CDSC **		(9.17)	5.24	9.35
Without CDSC		(8.17)	5.24	9.35
Class I SHARES	October 31, 2001	(7.50)	6.03	10.07
Class L SHARES	November 13, 1997	(7.35)	6.26	10.33
Class R2 SHARES	November 3, 2008	(7.97)	5.49	9.51
Class R3 SHARES	September 9, 2016	(7.75)	5.76	9.80
Class R4 SHARES	September 9, 2016	(7.50)	6.03	10.07
Class R5 SHARES	September 9, 2016	(7.35)	6.19	10.28
Class R6 SHARES	September 9, 2016	(7.26)	6.29	10.35

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower because Class R4 Shares have higher expenses than Class I Shares.
Returns for the Class R5 and R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been lower than those shown because Class R5 Shares have higher expenses than Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Mid Cap Value Fund and the Russell Midcap
Value Index from June 30, 2012 to June 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Mid-cap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Value Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	(3.39)%
Russell 3000 Value Index	(7.46)%
Net Assets as of 6/30/2022 (In Thousands)	$9,576,134
INVESTMENT OBJECTIVE**
The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares outperformed the Russell 3000 Value Index (the “Benchmark”) for the twelve months ended June 30, 2022.
The Fund’s security selection in the financials and industrials sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight positions in the utilities sector and consumer staples sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight position in AutoZone Inc. and its out-of-Benchmark positions in Murphy USA Inc. and AbbVie Inc. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings and revenue and continued sales growth. Shares of Murphy USA, a gas station convenience store chain, rose after the company reported consecutive quarters of better-than-expected earnings and revenue, raised its quarterly dividend and unveiled a $1 billion share repurchase plan. Shares of AbbVie, a pharmaceuticals maker, rose as the company reached settlements with various U.S. states to resolve legal claims against the company’s Allergan unit stemming from the opioid addiction epidemic.
Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc. and Capital One Financial Corp., and its out-of-Benchmark position in CommScope Holding Co. Shares of Gap, a retailer of brand name apparel, fell amid general weakness in the apparel sector and weaker-than-expected results for several quarters. Shares of Capital One Financial, a financial services provider, fell amid general weakness in financial sector stocks as the U.S. economic growth slowed in the first half of 2022. Shares of CommScope Holding, a communications infrastructure provider, fell after the company reported lower-than-expected earnings and revenue for consecutive quarters amid rising costs.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’
view, significant levels of free cash flow.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Bank of America Corp.	3.0%
2.	Berkshire Hathaway, Inc., Class B	2.2
3.	Bristol-Myers Squibb Co.	2.1
4.	AbbVie, Inc.	2.1
5.	Loews Corp.	1.7
6.	M&T Bank Corp.	1.7
7.	Travelers Cos., Inc. (The)	1.7
8.	ConocoPhillips	1.7
9.	Chevron Corp.	1.6
10.	AutoZone, Inc.	1.6

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	26.5%
Health Care	13.8
Consumer Discretionary	8.9
Industrials	8.8
Real Estate	7.4
Energy	7.4
Communication Services	6.0
Consumer Staples	5.8
Information Technology	4.8
Utilities	3.9
Materials	2.6
Short-Term Investments	4.1

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Value Advantage Fund
FUND COMMENTARY
TWELVE MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge *		(8.84)%	6.31%	9.69%
Without Sales Charge		(3.78)	7.47	10.28
CLASS C SHARES	February 28, 2005
With CDSC **		(5.24)	6.94	9.85
Without CDSC		(4.24)	6.94	9.85
Class I SHARES	February 28, 2005	(3.54)	7.74	10.56
Class L SHARES	February 28, 2005	(3.39)	7.91	10.79
Class R2 SHARES	July 31, 2017	(4.02)	7.20	10.01
Class R3 SHARES	September 9, 2016	(3.78)	7.47	10.28
Class R4 SHARES	September 9, 2016	(3.53)	7.74	10.56
Class R5 SHARES	September 9, 2016	(3.40)	7.90	10.78
Class R6 SHARES	September 9, 2016	(3.30)	8.01	10.84

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
Returns for Class R2 and Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3 Shares would have been similar to those shown because Class R3 Shares have similar expenses to Class A Shares.
Returns for the Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been similar to those shown because Class R4 Shares have similar expenses to Class I Shares.
Returns for the Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class L Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Value Advantage Fund and the Russell 3000
Value Index from June 30, 2012 to June 30, 2022. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C reflects Class A performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Airlines — 0.5%
Delta Air Lines, Inc. *	1,942	56,249
Automobiles — 4.0%
Tesla, Inc. *	723	486,524
Banks — 1.2%
First Republic Bank	552	79,527
SVB Financial Group *	167	66,030
		145,557
Beverages — 1.3%
Constellation Brands, Inc., Class A	683	159,214
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc. *	519	75,757
Exact Sciences Corp. *	935	36,826
Exelixis, Inc. *	3,097	64,473
Horizon Therapeutics plc *	1,615	128,836
Natera, Inc. *	1,030	36,520
Regeneron Pharmaceuticals, Inc. *	295	174,163
		516,575
Building Products — 1.0%
Trane Technologies plc	955	124,080
Capital Markets — 4.5%
BlackRock, Inc.	142	86,488
Blackstone, Inc.	1,819	165,956
Charles Schwab Corp. (The)	2,468	155,903
S&P Global, Inc.	396	133,590
		541,937
Commercial Services & Supplies — 1.1%
Copart, Inc. *	1,230	133,618
Communications Equipment — 0.8%
Arista Networks, Inc. *	993	93,069
Construction & Engineering — 1.9%
Quanta Services, Inc.	1,865	233,740
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. *	772	65,254
Electrical Equipment — 1.6%
AMETEK, Inc.	1,077	118,380
Generac Holdings, Inc. *	343	72,084
		190,464
INVESTMENTS	SHARES (000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 1.1%
Keysight Technologies, Inc. *	580	79,956
Zebra Technologies Corp., Class A *	198	58,177
		138,133
Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,562	45,082
Entertainment — 0.3%
ROBLOX Corp., Class A *	1,240	40,749
Health Care Equipment & Supplies — 3.0%
Cooper Cos., Inc. (The)	342	107,170
Dexcom, Inc. *	983	73,256
Insulet Corp. *	323	70,382
Intuitive Surgical, Inc. *	553	110,896
		361,704
Health Care Providers & Services — 4.9%
Centene Corp. *	1,183	100,130
McKesson Corp.	381	124,107
UnitedHealth Group, Inc.	706	362,525
		586,762
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A *	249	22,152
Booking Holdings, Inc. *	56	98,935
Hilton Worldwide Holdings, Inc.	1,001	111,561
Royal Caribbean Cruises Ltd. *	1,518	52,993
		285,641
Household Durables — 0.6%
Garmin Ltd.	729	71,652
Insurance — 1.1%
Progressive Corp. (The)	1,173	136,416
Interactive Media & Services — 6.0%
Alphabet, Inc., Class C *	288	628,909
Bumble, Inc., Class A * (a)	3,391	95,464
		724,373
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc. *	4,592	487,684
IT Services — 4.8%
Global Payments, Inc.	807	89,280
Globant SA *	428	74,524
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
Mastercard, Inc., Class A	1,120	353,368
MongoDB, Inc. *	231	59,949
		577,121
Life Sciences Tools & Services — 1.5%
Mettler-Toledo International, Inc. *	52	59,346
Thermo Fisher Scientific, Inc.	226	122,750
		182,096
Machinery — 2.0%
Deere & Co.	471	141,134
Ingersoll Rand, Inc.	2,253	94,803
		235,937
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	2,249	65,806
Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy, Inc.	662	88,105
EOG Resources, Inc.	1,651	182,313
		270,418
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	402	102,489
Pharmaceuticals — 2.8%
Catalent, Inc. *	1,229	131,883
Jazz Pharmaceuticals plc *	704	109,874
Royalty Pharma plc, Class A	2,380	100,034
		341,791
Professional Services — 0.5%
Equifax, Inc.	355	64,963
Road & Rail — 0.4%
Old Dominion Freight Line, Inc.	203	51,997
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc. *	1,589	121,509
Entegris, Inc.	963	88,754
Lam Research Corp.	197	83,799
NVIDIA Corp.	1,135	172,094
QUALCOMM, Inc.	1,279	163,383
SolarEdge Technologies, Inc. *	465	127,237
Teradyne, Inc.	681	60,989
Wolfspeed, Inc. * (a)	793	50,280
		868,045
INVESTMENTS	SHARES (000)	VALUE ($000)

Software — 17.0%
Confluent, Inc., Class A * (a)	2,900	67,406
Crowdstrike Holdings, Inc., Class A *	430	72,551
HubSpot, Inc. *	222	66,758
Intuit, Inc.	451	173,809
Microsoft Corp.	4,014	1,030,781
Palo Alto Networks, Inc. *	340	167,918
ServiceNow, Inc. *	284	135,236
Synopsys, Inc. *	406	123,295
Trade Desk, Inc. (The), Class A *	1,053	44,091
Zoom Video Communications, Inc., Class A *	1,227	132,519
Zscaler, Inc. *	268	40,027
		2,054,391
Specialty Retail — 2.6%
Burlington Stores, Inc. *	652	88,810
CarMax, Inc. * (a)	778	70,374
Home Depot, Inc. (The)	448	122,812
National Vision Holdings, Inc. *	1,265	34,804
		316,800
Technology Hardware, Storage & Peripherals — 8.0%
Apple, Inc.	7,020	959,799
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	1,085	110,923
Total Common Stocks (Cost $8,268,517)		11,827,053
Short Term Investments — 3.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (b) (c) (Cost $269,719)	269,680	269,734
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (b) (c)	101,169	101,108
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (b) (c)	12,600	12,601
Total Investment of Cash Collateral from Securities Loaned (Cost $113,710)		113,709
Total Short Term Investments (Cost $383,429)		383,443
Total Investments — 101.1% (Cost $8,651,946)		12,210,496
Liabilities in Excess of Other Assets — (1.1)%		(129,179)
NET ASSETS — 100.0%		12,081,317

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $109,523.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 0.2%
HEICO Corp., Class A	59	6,193
Airlines — 0.7%
Delta Air Lines, Inc. *	353	10,231
Southwest Airlines Co. *	223	8,060
		18,291
Banks — 6.3%
Citizens Financial Group, Inc.	537	19,170
East West Bancorp, Inc.	121	7,845
Fifth Third Bancorp	699	23,475
First Citizens BancShares, Inc., Class A	16	10,264
First Republic Bank	46	6,686
Huntington Bancshares, Inc.	2,149	25,853
M&T Bank Corp.	211	33,707
Regions Financial Corp.	1,179	22,101
SVB Financial Group *	12	4,732
Zions Bancorp NA	252	12,842
		166,675
Beverages — 1.5%
Constellation Brands, Inc., Class A	113	26,461
Keurig Dr Pepper, Inc.	330	11,669
		38,130
Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc. *	56	8,204
Exact Sciences Corp. *	132	5,215
Exelixis, Inc. *	354	7,361
Horizon Therapeutics plc *	178	14,217
Natera, Inc. *	116	4,129
Neurocrine Biosciences, Inc. *	74	7,181
Seagen, Inc. *	48	8,438
		54,745
Building Products — 2.3%
Advanced Drainage Systems, Inc.	52	4,662
Carlisle Cos., Inc.	96	22,900
Fortune Brands Home & Security, Inc.	277	16,593
Trane Technologies plc	118	15,381
		59,536
Capital Markets — 6.1%
Affiliated Managers Group, Inc.	42	4,853
Ameriprise Financial, Inc.	104	24,646
Ares Management Corp.	152	8,619
LPL Financial Holdings, Inc.	84	15,473
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
MarketAxess Holdings, Inc.	15	3,726
Morningstar, Inc.	28	6,822
MSCI, Inc.	31	12,652
Northern Trust Corp.	191	18,442
Raymond James Financial, Inc.	218	19,528
S&P Global, Inc.	25	8,611
State Street Corp.	241	14,882
T. Rowe Price Group, Inc.	127	14,446
Tradeweb Markets, Inc., Class A	127	8,678
		161,378
Chemicals — 0.9%
Celanese Corp.	68	8,008
RPM International, Inc.	207	16,309
		24,317
Commercial Services & Supplies — 0.7%
Copart, Inc. *	166	18,078
Communications Equipment — 1.8%
Arista Networks, Inc. *	132	12,393
F5, Inc. *	42	6,417
Motorola Solutions, Inc.	137	28,734
		47,544
Construction & Engineering — 0.7%
Quanta Services, Inc.	146	18,327
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	52	15,535
Consumer Finance — 0.5%
Discover Financial Services	147	13,911
Containers & Packaging — 1.3%
Packaging Corp. of America	126	17,260
Silgan Holdings, Inc.	424	17,539
		34,799
Distributors — 1.3%
Genuine Parts Co.	94	12,548
LKQ Corp.	440	21,580
		34,128
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	67	5,657
Diversified Financial Services — 0.4%
Voya Financial, Inc.	174	10,381
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 2.6%
Edison International	193	12,172
Entergy Corp.	219	24,669
Xcel Energy, Inc.	460	32,577
		69,418
Electrical Equipment — 2.9%
Acuity Brands, Inc.	120	18,533
AMETEK, Inc.	243	26,730
Generac Holdings, Inc. *	43	8,961
Hubbell, Inc.	124	22,113
		76,337
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	217	14,012
CDW Corp.	108	16,978
Jabil, Inc.	198	10,122
Keysight Technologies, Inc. *	66	9,107
Littelfuse, Inc.	21	5,309
TD SYNNEX Corp.	109	9,903
Teledyne Technologies, Inc. *	15	5,695
Zebra Technologies Corp., Class A *	22	6,399
		77,525
Energy Equipment & Services — 0.1%
Baker Hughes Co.	126	3,642
Entertainment — 1.1%
ROBLOX Corp., Class A *	122	4,016
Take-Two Interactive Software, Inc. *	214	26,167
		30,183
Equity Real Estate Investment Trusts (REITs) — 6.8%
American Homes 4 Rent, Class A	423	14,986
AvalonBay Communities, Inc.	74	14,397
Boston Properties, Inc.	140	12,429
Brixmor Property Group, Inc.	471	9,514
Essex Property Trust, Inc.	33	8,606
Federal Realty OP LP	75	7,203
Host Hotels & Resorts, Inc.	379	5,941
JBG SMITH Properties	262	6,194
Kimco Realty Corp.	575	11,360
Mid-America Apartment Communities, Inc.	49	8,550
Rayonier, Inc.	478	17,880
Regency Centers Corp.	129	7,653
Rexford Industrial Realty, Inc.	133	7,655
Sun Communities, Inc.	52	8,366
INVESTMENTS	SHARES (000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Ventas, Inc.	149	7,671
Weyerhaeuser Co.	512	16,955
WP Carey, Inc.	160	13,284
		178,644
Food & Staples Retailing — 1.0%
Kroger Co. (The)	296	14,010
US Foods Holding Corp. *	395	12,110
		26,120
Food Products — 0.5%
Post Holdings, Inc. *	160	13,209
Gas Utilities — 0.7%
National Fuel Gas Co.	262	17,274
Health Care Equipment & Supplies — 2.9%
Cooper Cos., Inc. (The)	29	9,065
Dexcom, Inc. *	183	13,650
Hologic, Inc. *	145	10,079
IDEXX Laboratories, Inc. *	14	4,752
Insulet Corp. *	49	10,754
ResMed, Inc.	43	9,097
Zimmer Biomet Holdings, Inc.	169	17,722
		75,119
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc. *	142	9,591
Amedisys, Inc. *	66	6,926
AmerisourceBergen Corp.	195	27,549
Centene Corp. *	203	17,154
Henry Schein, Inc. *	293	22,467
Laboratory Corp. of America Holdings	122	28,609
McKesson Corp.	32	10,488
Universal Health Services, Inc., Class B	101	10,213
		132,997
Hotels, Restaurants & Leisure — 2.4%
Aramark	286	8,772
Booking Holdings, Inc. *	2	3,696
Chipotle Mexican Grill, Inc. *	12	15,920
Darden Restaurants, Inc.	73	8,267
Expedia Group, Inc. *	54	5,078
Hilton Worldwide Holdings, Inc.	149	16,549
Royal Caribbean Cruises Ltd. *	143	4,983
		63,265
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	17

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.7%
Garmin Ltd.	65	6,379
Helen of Troy Ltd. *	44	7,191
Mohawk Industries, Inc. *	108	13,432
Newell Brands, Inc.	990	18,851
		45,853
Household Products — 0.3%
Energizer Holdings, Inc.	242	6,856
Insurance — 4.7%
Alleghany Corp. *	13	10,784
Arch Capital Group Ltd. *	270	12,269
Hartford Financial Services Group, Inc. (The)	292	19,134
Lincoln National Corp.	236	11,015
Loews Corp.	475	28,179
Progressive Corp. (The)	92	10,646
RenaissanceRe Holdings Ltd. (Bermuda)	84	13,140
WR Berkley Corp.	250	17,065
		122,232
Interactive Media & Services — 1.0%
Bumble, Inc., Class A *	358	10,069
InterActiveCorp. *	209	15,926
		25,995
Internet & Direct Marketing Retail — 0.2%
Chewy, Inc., Class A * (a)	119	4,115
IT Services — 2.5%
FleetCor Technologies, Inc. *	92	19,278
Global Payments, Inc.	73	8,123
Globant SA *	52	8,963
GoDaddy, Inc., Class A *	168	11,672
MongoDB, Inc. *	37	9,653
Okta, Inc. *	53	4,774
Remitly Global, Inc. *	293	2,247
		64,710
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A *	70	3,176
Agilent Technologies, Inc.	124	14,757
Maravai LifeSciences Holdings, Inc., Class A *	201	5,696
Mettler-Toledo International, Inc. *	9	10,265
		33,894
Machinery — 4.4%
IDEX Corp.	77	14,023
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Ingersoll Rand, Inc.	188	7,903
ITT, Inc.	346	23,251
Lincoln Electric Holdings, Inc.	157	19,364
Middleby Corp. (The) *	126	15,826
Snap-on, Inc.	94	18,603
Timken Co. (The)	194	10,274
Toro Co. (The)	93	7,053
		116,297
Media — 1.3%
Liberty Broadband Corp., Class C *	156	18,090
Liberty Media Corp.-Liberty SiriusXM, Class C *	434	15,630
		33,720
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	349	10,223
Multiline Retail — 0.2%
Kohl's Corp.	171	6,097
Multi-Utilities — 2.5%
CMS Energy Corp.	429	28,918
Sempra Energy	47	7,115
WEC Energy Group, Inc.	298	29,971
		66,004
Oil, Gas & Consumable Fuels — 2.6%
Cheniere Energy, Inc.	116	15,392
Coterra Energy, Inc.	519	13,374
Diamondback Energy, Inc.	106	12,793
EOG Resources, Inc.	103	11,417
Williams Cos., Inc. (The)	469	14,647
		67,623
Personal Products — 0.2%
BellRing Brands, Inc. *	203	5,053
Pharmaceuticals — 1.7%
Catalent, Inc. *	109	11,657
Jazz Pharmaceuticals plc *	158	24,608
Royalty Pharma plc, Class A	206	8,679
		44,944
Professional Services — 0.8%
Equifax, Inc.	40	7,349
Leidos Holdings, Inc.	140	14,060
		21,409
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	191	14,076
Road & Rail — 0.4%
Old Dominion Freight Line, Inc.	36	9,292
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc. *	72	5,509
Entegris, Inc.	121	11,144
Marvell Technology, Inc.	166	7,199
SolarEdge Technologies, Inc. *	57	15,544
Teradyne, Inc.	116	10,409
Wolfspeed, Inc. * (a)	73	4,646
		54,451
Software — 5.5%
Cadence Design Systems, Inc. *	99	14,780
Confluent, Inc., Class A * (a)	240	5,580
Crowdstrike Holdings, Inc., Class A *	92	15,500
Datadog, Inc., Class A *	63	5,969
Five9, Inc. *	61	5,541
Gitlab, Inc., Class A * (a)	21	1,089
HubSpot, Inc. *	34	10,194
NortonLifeLock, Inc.	802	17,620
Palo Alto Networks, Inc. *	28	13,896
Procore Technologies, Inc. *	120	5,438
Synopsys, Inc. *	61	18,569
Trade Desk, Inc. (The), Class A *	233	9,774
Zoom Video Communications, Inc., Class A *	120	12,955
Zscaler, Inc. *	44	6,630
		143,535
Specialty Retail — 3.1%
AutoZone, Inc. *	18	37,730
Bath & Body Works, Inc.	214	5,759
Best Buy Co., Inc.	118	7,691
Burlington Stores, Inc. *	73	9,955
CarMax, Inc. *	70	6,319
Gap, Inc. (The)	355	2,925
National Vision Holdings, Inc. *	125	3,452
Tractor Supply Co.	45	8,673
		82,504
Textiles, Apparel & Luxury Goods — 1.7%
Carter's, Inc.	186	13,107
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — continued
Lululemon Athletica, Inc. *	15	4,178
Ralph Lauren Corp.	151	13,505
Tapestry, Inc.	425	12,978
		43,768
Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	837	10,546
Trading Companies & Distributors — 0.2%
Air Lease Corp.	183	6,133
Total Common Stocks (Cost $2,119,219)		2,530,688
Short Term Investments — 4.0%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (b) (c) (Cost $96,450)	96,445	96,464
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (b) (c)	7,977	7,972
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (b) (c)	1,531	1,531
Total Investment of Cash Collateral from Securities Loaned (Cost $9,503)		9,503
Total Short Term Investments (Cost $105,953)		105,967
Total Investments — 100.3% (Cost $2,225,172)		2,636,655
Liabilities in Excess of Other Assets — (0.3)%		(7,267)
NET ASSETS — 100.0%		2,629,388

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $9,131.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	19

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.5%
Aerospace & Defense — 0.7%
HEICO Corp., Class A	437	46,039
Airlines — 1.1%
Delta Air Lines, Inc. *	2,626	76,068
Banks — 2.0%
East West Bancorp, Inc.	900	58,329
First Republic Bank	345	49,707
SVB Financial Group *	89	35,173
		143,209
Beverages — 1.4%
Constellation Brands, Inc., Class A	415	96,617
Biotechnology — 5.8%
Alnylam Pharmaceuticals, Inc. *	419	61,067
Exact Sciences Corp. *	984	38,771
Exelixis, Inc. *	2,629	54,728
Horizon Therapeutics plc *	1,325	105,707
Natera, Inc. *	866	30,694
Neurocrine Biosciences, Inc. *	548	53,388
Seagen, Inc. *	354	62,737
		407,092
Building Products — 2.1%
Advanced Drainage Systems, Inc.	385	34,656
Trane Technologies plc	880	114,372
		149,028
Capital Markets — 7.4%
Affiliated Managers Group, Inc.	309	36,077
Ares Management Corp.	1,127	64,084
LPL Financial Holdings, Inc.	624	115,049
MarketAxess Holdings, Inc.	108	27,697
Morningstar, Inc.	210	50,720
MSCI, Inc.	228	94,076
S&P Global, Inc.	190	64,021
Tradeweb Markets, Inc., Class A	945	64,519
		516,243
Commercial Services & Supplies — 1.9%
Copart, Inc. *	1,237	134,424
Communications Equipment — 2.0%
Arista Networks, Inc. *	983	92,146
F5, Inc. *	312	47,707
		139,853
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — 2.0%
Quanta Services, Inc.	1,087	136,278
Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc. *	499	42,206
Electrical Equipment — 2.1%
AMETEK, Inc.	707	77,678
Generac Holdings, Inc. *	316	66,629
		144,307
Electronic Equipment, Instruments & Components — 2.8%
Keysight Technologies, Inc. *	491	67,711
Littelfuse, Inc.	155	39,465
Teledyne Technologies, Inc. *	113	42,339
Zebra Technologies Corp., Class A *	162	47,617
		197,132
Energy Equipment & Services — 0.4%
Baker Hughes Co.	938	27,071
Entertainment — 1.8%
ROBLOX Corp., Class A * (a)	908	29,848
Take-Two Interactive Software, Inc. *	756	92,578
		122,426
Health Care Equipment & Supplies — 6.1%
Cooper Cos., Inc. (The)	215	67,397
Dexcom, Inc. *	1,362	101,496
Hologic, Inc. *	1,081	74,939
IDEXX Laboratories, Inc. *	101	35,362
Insulet Corp. *	367	79,958
ResMed, Inc.	323	67,638
		426,790
Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc. *	1,054	71,308
Amedisys, Inc. *	490	51,491
Centene Corp. *	1,509	127,671
McKesson Corp.	239	78,061
		328,531
Hotels, Restaurants & Leisure — 5.3%
Aramark	2,129	65,223
Booking Holdings, Inc. *	16	27,468
Chipotle Mexican Grill, Inc. *	91	118,371
Hilton Worldwide Holdings, Inc.	1,104	123,054
Royal Caribbean Cruises Ltd. *	1,061	37,045
		371,161
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — 1.4%
Garmin Ltd.	483	47,425
Helen of Troy Ltd. *	329	53,460
		100,885
Insurance — 1.1%
Progressive Corp. (The)	681	79,157
Interactive Media & Services — 1.1%
Bumble, Inc., Class A *	2,660	74,867
Internet & Direct Marketing Retail — 0.4%
Chewy, Inc., Class A * (a)	881	30,592
IT Services — 3.6%
Global Payments, Inc.	546	60,395
Globant SA *	383	66,643
MongoDB, Inc. *	277	71,777
Okta, Inc. *	393	35,491
Remitly Global, Inc. * (a)	2,179	16,696
		251,002
Life Sciences Tools & Services — 3.6%
10X Genomics, Inc., Class A *	522	23,605
Agilent Technologies, Inc.	925	109,816
Maravai LifeSciences Holdings, Inc., Class A *	1,490	42,343
Mettler-Toledo International, Inc. *	66	76,327
		252,091
Machinery — 2.3%
Ingersoll Rand, Inc.	1,396	58,753
ITT, Inc.	706	47,477
Toro Co. (The)	692	52,439
		158,669
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,106	32,362
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	860	114,450
EOG Resources, Inc.	769	84,885
		199,335
Pharmaceuticals — 3.2%
Catalent, Inc. *	808	86,675
Jazz Pharmaceuticals plc *	454	70,890
Royalty Pharma plc, Class A	1,535	64,528
		222,093
INVESTMENTS	SHARES (000)	VALUE ($000)

Professional Services — 0.8%
Equifax, Inc.	299	54,637
Road & Rail — 1.0%
Old Dominion Freight Line, Inc.	270	69,084
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc. *	536	40,953
Entegris, Inc.	899	82,862
Marvell Technology, Inc.	1,230	53,523
SolarEdge Technologies, Inc. *	422	115,585
Teradyne, Inc.	864	77,396
Wolfspeed, Inc. *	544	34,535
		404,854
Software — 13.4%
Cadence Design Systems, Inc. *	732	109,900
Confluent, Inc., Class A * (a)	1,785	41,484
Crowdstrike Holdings, Inc., Class A *	684	115,254
Datadog, Inc., Class A *	466	44,363
Five9, Inc. *	452	41,190
Gitlab, Inc., Class A * (a)	153	8,122
HubSpot, Inc. *	252	75,799
Palo Alto Networks, Inc. *	210	103,678
Procore Technologies, Inc. *	890	40,425
Synopsys, Inc. *	455	138,080
Trade Desk, Inc. (The), Class A *	1,735	72,671
Zoom Video Communications, Inc., Class A *	892	96,325
Zscaler, Inc. *	330	49,290
		936,581
Specialty Retail — 4.1%
AutoZone, Inc. *	35	73,998
Burlington Stores, Inc. *	543	74,015
CarMax, Inc. *	519	46,981
National Vision Holdings, Inc. *	942	25,897
Tractor Supply Co.	333	64,545
		285,436
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc. *	114	31,101
Trading Companies & Distributors — 0.7%
Air Lease Corp.	1,364	45,597
Total Common Stocks (Cost $6,358,755)		6,732,818
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	21

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 4.6%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (b) (c) (Cost $260,535)	260,503	260,555
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (b) (c)	53,897	53,864
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (b) (c)	6,877	6,877
Total Investment of Cash Collateral from Securities Loaned (Cost $60,742)		60,741
Total Short Term Investments (Cost $321,277)		321,296
Total Investments — 101.1% (Cost $6,680,032)		7,054,114
Liabilities in Excess of Other Assets — (1.1)%		(74,215)
NET ASSETS — 100.0%		6,979,899

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $58,035.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.2%
Airlines — 0.5%
Southwest Airlines Co. *	1,824	65,872
Banks — 8.7%
Citizens Financial Group, Inc.	4,390	156,684
Fifth Third Bancorp	5,711	191,882
First Citizens BancShares, Inc., Class A	128	83,874
Huntington Bancshares, Inc.	17,566	211,313
M&T Bank Corp.	1,729	275,521
Regions Financial Corp.	9,634	180,643
Zions Bancorp NA	2,062	104,958
		1,204,875
Beverages — 1.5%
Constellation Brands, Inc., Class A	472	110,060
Keurig Dr Pepper, Inc.	2,695	95,371
		205,431
Building Products — 2.3%
Carlisle Cos., Inc.	784	187,168
Fortune Brands Home & Security, Inc.	2,265	135,616
		322,784
Capital Markets — 5.4%
Ameriprise Financial, Inc.	848	201,453
Northern Trust Corp.	1,562	150,732
Raymond James Financial, Inc.	1,785	159,606
State Street Corp.	1,973	121,639
T. Rowe Price Group, Inc.	1,039	118,074
		751,504
Chemicals — 1.4%
Celanese Corp.	557	65,445
RPM International, Inc.	1,693	133,300
		198,745
Communications Equipment — 1.7%
Motorola Solutions, Inc.	1,121	234,876
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	424	126,968
Consumer Finance — 0.8%
Discover Financial Services	1,202	113,692
Containers & Packaging — 2.1%
Packaging Corp. of America	1,026	141,071
Silgan Holdings, Inc.	3,467	143,351
		284,422
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 2.0%
Genuine Parts Co.	771	102,556
LKQ Corp.	3,593	176,384
		278,940
Diversified Financial Services — 0.6%
Voya Financial, Inc.	1,425	84,844
Electric Utilities — 4.1%
Edison International	1,573	99,482
Entergy Corp. (a)	1,790	201,638
Xcel Energy, Inc.	3,763	266,274
		567,394
Electrical Equipment — 3.4%
Acuity Brands, Inc.	984	151,478
AMETEK, Inc.	1,211	133,085
Hubbell, Inc.	1,012	180,740
		465,303
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	1,779	114,524
CDW Corp.	881	138,766
Jabil, Inc.	1,615	82,719
TD SYNNEX Corp.	888	80,933
		416,942
Entertainment — 0.8%
Take-Two Interactive Software, Inc. *	915	112,104
Equity Real Estate Investment Trusts (REITs) — 10.6%
American Homes 4 Rent, Class A	3,456	122,478
AvalonBay Communities, Inc.	606	117,674
Boston Properties, Inc.	1,142	101,579
Brixmor Property Group, Inc.	3,847	77,749
Essex Property Trust, Inc.	269	70,323
Federal Realty OP LP	615	58,857
Host Hotels & Resorts, Inc.	3,096	48,548
JBG SMITH Properties	2,141	50,613
Kimco Realty Corp.	4,696	92,842
Mid-America Apartment Communities, Inc.	400	69,866
Rayonier, Inc.	3,910	146,139
Regency Centers Corp.	1,054	62,537
Rexford Industrial Realty, Inc.	1,086	62,554
Sun Communities, Inc.	429	68,369
Ventas, Inc.	1,219	62,690
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	23

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Weyerhaeuser Co.	4,184	138,580
WP Carey, Inc.	1,310	108,571
		1,459,969
Food & Staples Retailing — 1.6%
Kroger Co. (The)	2,419	114,502
US Foods Holding Corp. *	3,226	98,976
		213,478
Food Products — 0.8%
Post Holdings, Inc. *	1,311	107,952
Gas Utilities — 1.0%
National Fuel Gas Co.	2,138	141,182
Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	1,379	144,856
Health Care Providers & Services — 5.3%
AmerisourceBergen Corp.	1,591	225,179
Henry Schein, Inc. *	2,393	183,642
Laboratory Corp. of America Holdings	998	233,851
Universal Health Services, Inc., Class B	829	83,467
		726,139
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	597	67,554
Expedia Group, Inc. *	438	41,489
		109,043
Household Durables — 1.9%
Mohawk Industries, Inc. *	885	109,786
Newell Brands, Inc.	8,092	154,078
		263,864
Household Products — 0.4%
Energizer Holdings, Inc.	1,976	56,022
Insurance — 6.6%
Alleghany Corp. *	106	88,103
Arch Capital Group Ltd. *	2,204	100,277
Hartford Financial Services Group, Inc. (The)	2,390	156,388
Lincoln National Corp.	1,925	90,021
Loews Corp.	3,887	230,327
RenaissanceRe Holdings Ltd. (Bermuda)	687	107,395
WR Berkley Corp.	2,043	139,481
		911,992
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 0.9%
InterActiveCorp. *	1,713	130,168
IT Services — 1.8%
FleetCor Technologies, Inc. *	750	157,561
GoDaddy, Inc., Class A *	1,371	95,394
		252,955
Machinery — 5.6%
IDEX Corp.	631	114,611
ITT, Inc.	2,050	137,844
Lincoln Electric Holdings, Inc.	1,283	158,265
Middleby Corp. (The) *	1,032	129,343
Snap-on, Inc. (a)	771	152,059
Timken Co. (The)	1,583	83,968
		776,090
Media — 2.0%
Liberty Broadband Corp., Class C *	1,278	147,855
Liberty Media Corp.-Liberty SiriusXM, Class C *	3,544	127,749
		275,604
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,639	47,960
Multiline Retail — 0.4%
Kohl's Corp.	1,396	49,825
Multi-Utilities — 3.9%
CMS Energy Corp.	3,502	236,367
Sempra Energy	387	58,140
WEC Energy Group, Inc.	2,434	244,977
		539,484
Oil, Gas & Consumable Fuels — 2.4%
Coterra Energy, Inc.	4,237	109,285
Diamondback Energy, Inc.	863	104,536
Williams Cos., Inc. (The)	3,835	119,676
		333,497
Personal Products — 0.3%
BellRing Brands, Inc. *	1,659	41,288
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	790	123,199
Professional Services — 0.8%
Leidos Holdings, Inc.	1,141	114,910
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	1,563	115,045
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 1.1%
NortonLifeLock, Inc.	6,558	144,015
Specialty Retail — 2.6%
AutoZone, Inc. *	106	227,096
Bath & Body Works, Inc.	1,748	47,057
Best Buy Co., Inc.	959	62,540
Gap, Inc. (The)	2,900	23,896
		360,589
Textiles, Apparel & Luxury Goods — 2.4%
Carter's, Inc.	1,520	107,127
Ralph Lauren Corp.	1,231	110,375
Tapestry, Inc.	3,476	106,068
		323,570
Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.	6,841	86,191
Total Common Stocks (Cost $9,099,882)		13,283,583
Short Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (b) (c) (Cost $515,126)	515,013	515,116
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (b) (c)	2,201	2,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (b) (c)	1,052	1,052
Total Investment of Cash Collateral from Securities Loaned (Cost $3,252)		3,252
Total Short Term Investments (Cost $518,378)		518,368
Total Investments — 100.0% (Cost $9,618,260)		13,801,951
Other Assets Less Liabilities — 0.0% ^		6,402
NET ASSETS — 100.0%		13,808,353

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $3,211.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	25

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.7%
Aerospace & Defense — 2.8%
General Dynamics Corp.	319	70,535
Northrop Grumman Corp.	164	78,725
Raytheon Technologies Corp.	1,250	120,105
		269,365
Air Freight & Logistics — 0.9%
FedEx Corp.	388	87,941
Banks — 10.8%
Bank of America Corp.	9,292	289,277
Citigroup, Inc.	1,284	59,034
Citizens Financial Group, Inc.	2,746	98,016
M&T Bank Corp.	1,036	165,178
PNC Financial Services Group, Inc. (The)	718	113,291
Truist Financial Corp.	2,363	112,060
US Bancorp	1,838	84,571
Wells Fargo & Co.	2,866	112,270
		1,033,697
Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,214	42,959
Biotechnology — 3.3%
AbbVie, Inc.	1,310	200,622
Regeneron Pharmaceuticals, Inc. *	98	57,990
Vertex Pharmaceuticals, Inc. *	217	61,233
		319,845
Building Products — 1.0%
Carlisle Cos., Inc.	247	58,892
Fortune Brands Home & Security, Inc.	659	39,455
		98,347
Capital Markets — 3.0%
Charles Schwab Corp. (The)	1,091	68,948
Invesco Ltd.	2,349	37,882
Morgan Stanley	792	60,242
Northern Trust Corp.	683	65,853
T. Rowe Price Group, Inc.	487	55,344
		288,269
Chemicals — 0.3%
Axalta Coating Systems Ltd. *	1,234	27,288
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,037	44,218
CommScope Holding Co., Inc. *	2,493	15,256
		59,474
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction Materials — 0.9%
Martin Marietta Materials, Inc.	296	88,598
Consumer Finance — 2.2%
American Express Co.	481	66,676
Capital One Financial Corp.	1,372	142,927
		209,603
Containers & Packaging — 1.4%
Packaging Corp. of America	594	81,634
Westrock Co.	1,280	51,002
		132,636
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B *	767	209,543
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	2,970	150,721
Electric Utilities — 4.0%
American Electric Power Co., Inc.	539	51,742
Edison International	821	51,908
Entergy Corp. (a)	503	56,647
NextEra Energy, Inc.	897	69,510
PG&E Corp. *	3,941	39,328
Xcel Energy, Inc.	1,592	112,611
		381,746
Electrical Equipment — 0.5%
Eaton Corp. plc	359	45,256
Electronic Equipment, Instruments & Components — 0.7%
TD SYNNEX Corp.	724	65,977
Entertainment — 0.2%
Walt Disney Co. (The) *	245	23,128
Equity Real Estate Investment Trusts (REITs) — 6.8%
American Homes 4 Rent, Class A	1,818	64,440
Apple Hospitality REIT, Inc.	2,175	31,900
Brixmor Property Group, Inc.	3,075	62,152
Federal Realty OP LP	490	46,951
JBG SMITH Properties	1,548	36,602
Kimco Realty Corp.	4,097	81,005
Lamar Advertising Co., Class A	441	38,786
Mid-America Apartment Communities, Inc.	354	61,806
Public Storage	83	26,014
Rayonier, Inc.	1,864	69,668
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Welltower, Inc.	358	29,481
Weyerhaeuser Co.	3,167	104,878
		653,683
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	1,135	30,327
Sysco Corp.	783	66,362
		96,689
Food Products — 1.8%
Kraft Heinz Co. (The)	2,289	87,283
Post Holdings, Inc. *	1,082	89,124
		176,407
Health Care Equipment & Supplies — 0.9%
Medtronic plc	523	46,945
Zimmer Biomet Holdings, Inc.	364	38,242
		85,187
Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	743	105,120
Cigna Corp.	224	59,107
CVS Health Corp.	1,315	121,866
HCA Healthcare, Inc.	285	47,921
Laboratory Corp. of America Holdings	236	55,192
UnitedHealth Group, Inc.	193	99,097
		488,303
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc. *	23	39,177
Texas Roadhouse, Inc.	558	40,853
		80,030
Household Durables — 1.3%
Mohawk Industries, Inc. *	530	65,817
Newell Brands, Inc.	3,223	61,357
		127,174
Household Products — 1.5%
Energizer Holdings, Inc.	1,548	43,899
Procter & Gamble Co. (The)	688	98,904
		142,803
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	353	61,306
Insurance — 8.5%
Alleghany Corp. *	85	70,560
INVESTMENTS	SHARES (000)	VALUE ($000)

Insurance — continued
American International Group, Inc.	688	35,198
Chubb Ltd.	429	84,342
CNA Financial Corp.	729	32,719
Fairfax Financial Holdings Ltd. (Canada)	139	73,611
Hartford Financial Services Group, Inc. (The)	1,024	66,979
Loews Corp.	2,818	167,018
Marsh & McLennan Cos., Inc.	284	44,066
Progressive Corp. (The)	627	72,866
Travelers Cos., Inc. (The)	967	163,662
		811,021
Interactive Media & Services — 1.4%
Alphabet, Inc., Class C *	22	47,687
InterActiveCorp. *	521	39,618
Meta Platforms, Inc., Class A *	293	47,198
		134,503
IT Services — 1.4%
FleetCor Technologies, Inc. *	243	51,057
International Business Machines Corp.	579	81,749
		132,806
Machinery — 2.3%
Dover Corp.	694	84,221
ITT, Inc.	589	39,571
Middleby Corp. (The) *	277	34,725
Stanley Black & Decker, Inc.	274	28,742
Timken Co. (The)	530	28,106
		215,365
Media — 2.1%
DISH Network Corp., Class A *	1,769	31,724
Liberty Broadband Corp., Class C *	602	69,581
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,642	59,187
Nexstar Media Group, Inc., Class A	252	41,015
		201,507
Multiline Retail — 1.3%
Dollar General Corp.	357	87,647
Kohl's Corp.	991	35,361
		123,008
Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	1,101	159,446
ConocoPhillips	1,785	160,281
Coterra Energy, Inc.	3,322	85,687
Diamondback Energy, Inc.	315	38,150
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	27

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Kinder Morgan, Inc.	4,491	75,266
Marathon Petroleum Corp.	544	44,690
Phillips 66	862	70,723
Williams Cos., Inc. (The)	2,577	80,419
		714,662
Personal Products — 0.4%
BellRing Brands, Inc. *	1,437	35,767
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	2,680	206,330
Johnson & Johnson	775	137,645
Merck & Co., Inc.	711	64,780
Organon & Co.	727	24,548
		433,303
Professional Services — 0.5%
Leidos Holdings, Inc.	512	51,543
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	813	59,874
Road & Rail — 0.3%
Norfolk Southern Corp.	138	31,457
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	476	69,524
NXP Semiconductors NV (China)	277	41,004
Texas Instruments, Inc.	603	92,600
		203,128
Specialty Retail — 4.6%
AutoZone, Inc. *	72	154,423
Bath & Body Works, Inc.	985	26,519
Best Buy Co., Inc.	605	39,451
Dick's Sporting Goods, Inc. (a)	807	60,786
Gap, Inc. (The)	2,096	17,273
Lowe's Cos., Inc.	436	76,174
Murphy USA, Inc.	268	62,413
		437,039
Textiles, Apparel & Luxury Goods — 1.0%
Columbia Sportswear Co.	716	51,223
Ralph Lauren Corp.	491	44,036
		95,259
INVESTMENTS	SHARES (000)	VALUE ($000)

Tobacco — 0.8%
Philip Morris International, Inc.	735	72,574
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc. *	470	63,288
Total Common Stocks (Cost $6,559,703)		9,262,079
Short Term Investments — 4.1%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (b) (c) (Cost $338,709)	338,651	338,719
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (b) (c)	47,081	47,053
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (b) (c)	6,257	6,257
Total Investment of Cash Collateral from Securities Loaned (Cost $53,312)		53,310
Total Short Term Investments (Cost $392,021)		392,029
Total Investments — 100.8% (Cost $6,951,724)		9,654,108
Liabilities in Excess of Other Assets — (0.8)%		(77,974)
NET ASSETS — 100.0%		9,576,134

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $51,393.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2022
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$11,827,053	$2,530,688	$6,732,818
Investments in affiliates, at value	269,734	96,464	260,555
Investments of cash collateral received from securities loaned, at value (See Note 2.B)	113,709	9,503	60,741
Cash	135	81	202
Foreign currency, at value	55	—	—
Receivables:
Due from custodian	—	1,565	—
Investment securities sold	—	32	242
Fund shares sold	11,662	4,650	9,460
Dividends from non-affiliates	1,597	3,436	961
Dividends from affiliates	11	4	11
Securities lending income (See Note 2.B)	2	1	8
Other assets	—	19	—
Total Assets	12,223,958	2,646,443	7,064,998
LIABILITIES:
Payables:
Investment securities purchased	9,821	3,075	11,290
Collateral received on securities loaned (See Note 2.B)	113,709	9,503	60,741
Fund shares redeemed	10,748	2,688	8,035
Accrued liabilities:
Investment advisory fees	5,120	1,256	3,596
Administration fees	315	51	298
Distribution fees	1,025	121	308
Service fees	1,354	284	471
Custodian and accounting fees	79	18	47
Trustees’ and Chief Compliance Officer’s fees	—	—(a)	—
Other	470	59	313
Total Liabilities	142,641	17,055	85,099
Net Assets	$12,081,317	$2,629,388	$6,979,899

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2022 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,556,152	$2,174,127	$6,613,107
Total distributable earnings (loss)	3,525,165	455,261	366,792
Total Net Assets:	$12,081,317	$2,629,388	$6,979,899
Net Assets:
Class A	$2,362,435	$526,401	$1,119,928
Class C	798,037	13,761	67,482
Class I	3,376,110	802,716	1,403,485
Class R2	4,972	552	42,153
Class R3	13,221	—	36,455
Class R4	15,452	—	19,437
Class R5	103,367	1	448,298
Class R6	5,407,723	1,285,957	3,842,661
Total	$12,081,317	$2,629,388	$6,979,899
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	104,883	10,953	37,862
Class C	44,546	307	3,399
Class I	141,957	16,319	38,321
Class R2	224	12	1,279
Class R3	588	—	1,019
Class R4	649	—	533
Class R5	4,204	—	11,980
Class R6	217,390	26,072	101,859
Net Asset Value (a):
Class A — Redemption price per share	$22.52	$48.06	$29.58
Class C — Offering price per share (b)	17.91	44.88	19.86
Class I — Offering and redemption price per share	23.78	49.19	36.62
Class R2 — Offering and redemption price per share	22.14	47.19	32.93
Class R3 — Offering and redemption price per share	22.48	—	35.80
Class R4 — Offering and redemption price per share	23.79	—	36.47
Class R5 — Offering and redemption price per share	24.59	49.42	37.42
Class R6 — Offering and redemption price per share	24.88	49.32	37.73
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$23.77	$50.72	$31.22
Cost of investments in non-affiliates	$8,268,517	$2,119,219	$6,358,755
Cost of investments in affiliates	269,719	96,450	260,535
Cost of foreign currency	55	—	—
Investment securities on loan, at value (See Note 2.B)	109,523	9,131	58,035
Cost of investment of cash collateral (See Note 2.B)	113,710	9,503	60,742

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$13,283,583	$9,262,079
Investments in affiliates, at value	515,116	338,719
Investments of cash collateral received from securities loaned, at value (See Note 2.B)	3,252	53,310
Cash	403	214
Receivables:
Investment securities sold	—	18,132
Fund shares sold	8,836	5,326
Dividends from non-affiliates	27,635	11,644
Dividends from affiliates	22	14
Securities lending income (See Note 2.B)	—(a)	5
Total Assets	13,838,847	9,689,443
LIABILITIES:
Payables:
Investment securities purchased	—	47,917
Collateral received on securities loaned (See Note 2.B)	3,252	53,310
Fund shares redeemed	17,633	6,207
Accrued liabilities:
Investment advisory fees	7,218	4,010
Administration fees	428	335
Distribution fees	367	415
Service fees	1,364	830
Custodian and accounting fees	87	55
Other	145	230
Total Liabilities	30,494	113,309
Net Assets	$13,808,353	$9,576,134

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2022 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$8,479,227	$6,303,345
Total distributable earnings (loss)	5,329,126	3,272,789
Total Net Assets:	$13,808,353	$9,576,134
Net Assets:
Class A	$1,203,015	$1,101,144
Class C	61,031	281,613
Class I	2,276,870	2,039,492
Class L	6,586,299	1,653,596
Class R2	59,842	292
Class R3	69,915	2,845
Class R4	22,574	118
Class R5	48,283	1,178
Class R6	3,480,524	4,495,856
Total	$13,808,353	$9,576,134
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	34,472	30,542
Class C	1,844	7,843
Class I	64,172	56,168
Class L	182,483	45,480
Class R2	1,822	8
Class R3	2,026	80
Class R4	640	3
Class R5	1,340	33
Class R6	96,450	123,780
Net Asset Value (a):
Class A — Redemption price per share	$34.90	$36.05
Class C — Offering price per share (b)	33.10	35.91
Class I — Offering and redemption price per share	35.48	36.31
Class L — Offering and redemption price per share	36.09	36.36
Class R2 — Offering and redemption price per share	32.84	35.56
Class R3 — Offering and redemption price per share	34.49	35.51
Class R4 — Offering and redemption price per share	35.29	36.30
Class R5 — Offering and redemption price per share	36.03	36.30
Class R6 — Offering and redemption price per share	36.09	36.32
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$36.83	$38.05
Cost of investments in non-affiliates	$9,099,882	$6,559,703
Cost of investments in affiliates	515,126	338,709
Investment securities on loan, at value (See Note 2.B)	3,211	51,393
Cost of investment of cash collateral (See Note 2.B)	3,252	53,312

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2022
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$—
Interest income from affiliates	—(a)	—	1
Dividend income from non-affiliates	80,260	36,008	34,301
Dividend income from affiliates	527	258	580
Income from securities lending (net) (See Note 2.B)	266	58	345
Total investment income	81,053	36,324	35,227
EXPENSES:
Investment advisory fees	82,715	19,173	56,737
Administration fees	9,993	2,212	6,546
Distribution fees:
Class A	7,533	1,511	3,774
Class C	8,438	138	727
Class R2	5	3	265
Class R3	19	—	145
Service fees:
Class A	7,533	1,511	3,774
Class C	2,813	46	242
Class I	11,197	2,357	4,553
Class R2	2	2	133
Class R3	19	—	145
Class R4	50	—	58
Class R5	136	—(a)	650
Custodian and accounting fees	465	108	282
Professional fees	140	68	106
Trustees’ and Chief Compliance Officer’s fees	68	34	50
Printing and mailing costs	679	394	432
Registration and filing fees	745	235	663
Transfer agency fees (See Note 2.F)	325	56	393
Other	704	261	341
Total expenses	133,579	28,109	80,016
Less fees waived	(9,073)	(3,521)	(4,977)
Less expense reimbursements	(6)	(8)	(32)
Net expenses	124,500	24,580	75,007
Net investment income (loss)	(43,447)	11,744	(39,780)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2022 (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$300,465	$111,915	$157,284
Investments in affiliates	(64)	(31)	(66)
Foreign currency transactions	1	—	—(a)
Net realized gain (loss)	300,402	111,884	157,218
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(3,767,899)	(623,208)	(2,850,898)
Investments in affiliates	(7)	8	20
Foreign currency translations	1	—	—
Change in net unrealized appreciation/depreciation	(3,767,905)	(623,200)	(2,850,878)
Net realized/unrealized gains (losses)	(3,467,503)	(511,316)	(2,693,660)
Change in net assets resulting from operations	$(3,510,950)	$(499,572)	$(2,733,440)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—
Dividend income from non-affiliates	288,969	219,918
Dividend income from affiliates	847	614
Income from securities lending (net) (See Note 2.B)	37	56
Total investment income	289,853	220,588
EXPENSES:
Investment advisory fees	107,918	59,060
Administration fees	10,758	7,836
Distribution fees:
Class A	3,996	2,797
Class C	554	2,481
Class R2	355	2
Class R3	210	7
Service fees:
Class A	3,996	2,797
Class C	185	827
Class I	7,088	5,900
Class L	7,710	1,870
Class R2	178	—
Class R3	210	7
Class R4	66	3
Class R5	82	1
Custodian and accounting fees	529	344
Professional fees	155	116
Trustees’ and Chief Compliance Officer’s fees	73	56
Printing and mailing costs	557	369
Registration and filing fees	336	303
Transfer agency fees (See Note 2.F)	229	187
Other	931	407
Total expenses	146,116	85,370
Less fees waived	(10,826)	(6,468)
Less expense reimbursements	(72)	(30)
Net expenses	135,218	78,872
Net investment income (loss)	154,635	141,716
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2022 (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$1,794,415	$928,511
Investments in affiliates	(100)	(44)
Net realized gain (loss)	1,794,315	928,467
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(3,009,552)	(1,355,508)
Investments in affiliates	(8)	11
Change in net unrealized appreciation/depreciation	(3,009,560)	(1,355,497)
Net realized/unrealized gains (losses)	(1,215,245)	(427,030)
Change in net assets resulting from operations	$(1,060,610)	$(285,314)
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(43,447)	$(38,687)	$11,744	$5,871
Net realized gain (loss)	300,402	2,615,524	111,884	236,501
Change in net unrealized appreciation/depreciation	(3,767,905)	2,518,044	(623,200)	551,887
Change in net assets resulting from operations	(3,510,950)	5,094,881	(499,572)	794,259
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(450,846)	(248,914)	(45,467)	(51,016)
Class C	(205,934)	(129,471)	(1,466)	(2,405)
Class I	(627,636)	(360,812)	(74,927)	(43,367)
Class R2	(97)	(32)	(46)	(76)
Class R3	(738)	(192)	—	—
Class R4	(2,743)	(1,887)	—	—
Class R5	(18,769)	(12,763)	(6)	(111)
Class R6	(865,471)	(579,464)	(105,308)	(120,036)
Total distributions to shareholders	(2,172,234)	(1,333,535)	(227,220)	(217,011)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,985,664	207,286	530,638	611,112
NET ASSETS:
Change in net assets	(2,697,520)	3,968,632	(196,154)	1,188,360
Beginning of period	14,778,837	10,810,205	2,825,542	1,637,182
End of period	$12,081,317	$14,778,837	$2,629,388	$2,825,542
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	37

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(39,780)	$(38,812)	$154,635	$127,797
Net realized gain (loss)	157,218	977,630	1,794,315	1,768,173
Change in net unrealized appreciation/depreciation	(2,850,878)	1,605,407	(3,009,560)	4,261,488
Change in net assets resulting from operations	(2,733,440)	2,544,225	(1,060,610)	6,157,458
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(164,928)	(173,779)	(219,981)	(92,478)
Class C	(15,295)	(16,088)	(10,363)	(5,006)
Class I	(164,559)	(173,836)	(392,788)	(197,658)
Class L	—	—	(1,064,675)	(492,109)
Class R2	(5,456)	(5,377)	(10,249)	(4,986)
Class R3	(6,561)	(5,883)	(11,581)	(5,364)
Class R4	(1,915)	(1,774)	(4,055)	(2,242)
Class R5	(56,755)	(63,349)	(11,564)	(5,676)
Class R6	(391,225)	(329,350)	(571,247)	(264,623)
Total distributions to shareholders	(806,694)	(769,436)	(2,296,503)	(1,070,142)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,447,269	1,816,908	114,829	(751,266)
NET ASSETS:
Change in net assets	(2,092,865)	3,591,697	(3,242,284)	4,336,050
Beginning of period	9,072,764	5,481,067	17,050,637	12,714,587
End of period	$6,979,899	$9,072,764	$13,808,353	$17,050,637
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$141,716	$124,916
Net realized gain (loss)	928,467	961,470
Change in net unrealized appreciation/depreciation	(1,355,497)	2,800,518
Change in net assets resulting from operations	(285,314)	3,886,904
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(139,510)	(23,476)
Class C	(40,783)	(7,055)
Class I	(309,038)	(72,893)
Class L	(243,763)	(53,516)
Class R2	(32)	(7)
Class R3	(427)	(63)
Class R4	(206)	(1,188)
Class R5	(180)	(145)
Class R6	(643,793)	(133,423)
Total distributions to shareholders	(1,377,732)	(291,766)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	87,864	(1,143,741)
NET ASSETS:
Change in net assets	(1,575,182)	2,451,397
Beginning of period	11,151,316	8,699,919
End of period	$9,576,134	$11,151,316
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$559,491	$617,307	$120,225	$108,793
Distributions reinvested	434,059	240,271	45,435	50,959
Cost of shares redeemed	(501,025)	(591,206)	(84,870)	(103,045)
Change in net assets resulting from Class A capital transactions	492,525	266,372	80,790	56,707
Class C
Proceeds from shares issued	126,560	163,112	1,834	1,523
Distributions reinvested	200,976	125,552	1,462	2,405
Cost of shares redeemed	(297,542)	(301,892)	(7,072)	(8,655)
Change in net assets resulting from Class C capital transactions	29,994	(13,228)	(3,776)	(4,727)
Class I
Proceeds from shares issued	1,433,710	1,479,235	415,855	599,516
Distributions reinvested	592,526	337,895	74,821	43,123
Cost of shares redeemed	(1,638,548)	(1,078,748)	(344,560)	(236,107)
Change in net assets resulting from Class I capital transactions	387,688	738,382	146,116	406,532
Class R2
Proceeds from shares issued	4,940	300	144	191
Distributions reinvested	96	32	43	73
Cost of shares redeemed	(63)	(154)	(40)	(535)
Change in net assets resulting from Class R2 capital transactions	4,973	178	147	(271)
Class R3
Proceeds from shares issued	13,837	3,643	—	—
Distributions reinvested	628	163	—	—
Cost of shares redeemed	(2,665)	(434)	—	—
Change in net assets resulting from Class R3 capital transactions	11,800	3,372	—	—
Class R4
Proceeds from shares issued	2,734	2,600	—	—
Distributions reinvested	2,743	1,886	—	—
Cost of shares redeemed	(5,634)	(5,512)	—	—
Change in net assets resulting from Class R4 capital transactions	(157)	(1,026)	—	—
Class R5
Proceeds from shares issued	26,209	22,343	11	272
Distributions reinvested	18,390	12,555	6	111
Cost of shares redeemed	(34,294)	(70,249)	(82)	(1,462)
Change in net assets resulting from Class R5 capital transactions	10,305	(35,351)	(65)	(1,079)
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$2,520,752	$1,205,957	$465,999	$334,403
Distributions reinvested	863,104	578,133	105,241	119,998
Cost of shares redeemed	(1,335,320)	(2,535,503)	(263,814)	(300,451)
Change in net assets resulting from Class R6 capital transactions	2,048,536	(751,413)	307,426	153,950
Total change in net assets resulting from capital transactions	$2,985,664	$207,286	$530,638	$611,112
SHARE TRANSACTIONS:
Class A
Issued	18,429	20,460	2,069	1,925
Reinvested	13,885	8,308	776	961
Redeemed	(16,974)	(19,686)	(1,473)	(1,903)
Change in Class A Shares	15,340	9,082	1,372	983
Class C
Issued	5,063	6,449	34	28
Reinvested	8,062	5,236	27	48
Redeemed	(12,340)	(11,926)	(127)	(165)
Change in Class C Shares	785	(241)	(66)	(89)
Class I
Issued	46,780	46,557	6,894	10,207
Reinvested	17,977	11,160	1,248	795
Redeemed	(54,133)	(33,943)	(5,803)	(4,122)
Change in Class I Shares	10,624	23,774	2,339	6,880
Class R2
Issued	208	9	3	3
Reinvested	3	1	1	2
Redeemed	(2)	(5)	(1)	(9)
Change in Class R2 Shares	209	5	3	(4)
Class R3
Issued	502	116	—	—
Reinvested	20	6	—	—
Redeemed	(85)	(14)	—	—
Change in Class R3 Shares	437	108	—	—
Class R4
Issued	90	81	—	—
Reinvested	83	62	—	—
Redeemed	(165)	(177)	—	—
Change in Class R4 Shares	8	(34)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
SHARE TRANSACTIONS: (continued)
Class R5
Issued	797	696	—	5
Reinvested	540	403	—	2
Redeemed	(1,041)	(2,158)	(1)	(24)
Change in Class R5 Shares	296	(1,059)	(1)	(17)
Class R6
Issued	76,238	36,597	7,990	5,844
Reinvested	25,068	18,399	1,751	2,206
Redeemed	(41,492)	(76,164)	(4,449)	(5,296)
Change in Class R6 Shares	59,814	(21,168)	5,292	2,754
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$193,417	$269,885	$231,582	$312,241
Distributions reinvested	159,203	168,194	205,806	84,258
Cost of shares redeemed	(247,726)	(265,651)	(503,800)	(421,860)
Change in net assets resulting from Class A capital transactions	104,894	172,428	(66,412)	(25,361)
Class C
Proceeds from shares issued	16,113	18,817	11,733	11,152
Distributions reinvested	15,070	15,598	10,091	4,875
Cost of shares redeemed	(28,440)	(29,254)	(21,161)	(50,512)
Change in net assets resulting from Class C capital transactions	2,743	5,161	663	(34,485)
Class I
Proceeds from shares issued	567,054	807,758	548,260	944,499
Distributions reinvested	155,839	163,157	372,132	187,286
Cost of shares redeemed	(609,174)	(572,464)	(1,137,558)	(1,167,802)
Change in net assets resulting from Class I capital transactions	113,719	398,451	(217,166)	(36,017)
Class L
Proceeds from shares issued	—	—	993,214	1,079,544
Distributions reinvested	—	—	1,015,481	466,015
Cost of shares redeemed	—	—	(1,694,626)	(2,003,837)
Change in net assets resulting from Class L capital transactions	—	—	314,069	(458,278)
Class R2
Proceeds from shares issued	18,906	19,596	9,585	11,087
Distributions reinvested	5,446	5,366	10,195	4,944
Cost of shares redeemed	(16,727)	(18,633)	(15,727)	(26,032)
Change in net assets resulting from Class R2 capital transactions	7,625	6,329	4,053	(10,001)
Class R3
Proceeds from shares issued	23,135	27,679	8,559	10,318
Distributions reinvested	6,481	5,811	10,954	5,120
Cost of shares redeemed	(41,250)	(19,436)	(20,468)	(16,546)
Change in net assets resulting from Class R3 capital transactions	(11,634)	14,054	(955)	(1,108)
Class R4
Proceeds from shares issued	14,507	15,324	11,063	29,189
Distributions reinvested	1,915	1,774	4,055	2,242
Cost of shares redeemed	(11,022)	(9,549)	(18,919)	(36,170)
Change in net assets resulting from Class R4 capital transactions	5,400	7,549	(3,801)	(4,739)
Class R5
Proceeds from shares issued	107,972	169,023	24,053	15,455
Distributions reinvested	53,207	59,609	11,552	5,671
Cost of shares redeemed	(193,440)	(178,446)	(62,665)	(28,691)
Change in net assets resulting from Class R5 capital transactions	(32,261)	50,186	(27,060)	(7,565)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,866,097	$1,731,741	$873,051	$880,233
Distributions reinvested	387,715	326,519	531,604	243,857
Cost of shares redeemed	(997,029)	(895,510)	(1,293,217)	(1,297,802)
Change in net assets resulting from Class R6 capital transactions	1,256,783	1,162,750	111,438	(173,712)
Total change in net assets resulting from capital transactions	$1,447,269	$1,816,908	$114,829	$(751,266)
SHARE TRANSACTIONS:
Class A
Issued	4,766	6,348	5,644	8,294
Reinvested	3,841	4,077	5,251	2,357
Redeemed	(6,293)	(6,207)	(13,249)	(11,461)
Change in Class A Shares	2,314	4,218	(2,354)	(810)
Class C
Issued	551	609	302	302
Reinvested	540	533	272	143
Redeemed	(1,052)	(951)	(551)	(1,473)
Change in Class C Shares	39	191	23	(1,028)
Class I
Issued	12,070	15,656	13,456	26,465
Reinvested	3,041	3,271	9,337	5,165
Redeemed	(12,606)	(11,073)	(27,722)	(31,205)
Change in Class I Shares	2,505	7,854	(4,929)	425
Class L
Issued	—	—	23,576	27,115
Reinvested	—	—	25,025	12,656
Redeemed	—	—	(40,417)	(52,480)
Change in Class L Shares	—	—	8,184	(12,709)
Class R2
Issued	405	411	245	308
Reinvested	118	118	276	146
Redeemed	(366)	(395)	(413)	(735)
Change in Class R2 Shares	157	134	108	(281)
Class R3
Issued	461	550	211	273
Reinvested	129	118	283	145
Redeemed	(856)	(384)	(506)	(451)
Change in Class R3 Shares	(266)	284	(12)	(33)
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2022	Year Ended June 30, 2021
SHARE TRANSACTIONS: (continued)
Class R4
Issued	301	299	274	772
Reinvested	38	36	102	62
Redeemed	(218)	(183)	(462)	(892)
Change in Class R4 Shares	121	152	(86)	(58)
Class R5
Issued	2,162	3,227	576	389
Reinvested	1,017	1,172	285	154
Redeemed	(4,010)	(3,436)	(1,507)	(723)
Change in Class R5 Shares	(831)	963	(646)	(180)
Class R6
Issued	37,457	32,743	20,888	22,671
Reinvested	7,351	6,379	13,105	6,625
Redeemed	(20,244)	(17,096)	(30,623)	(33,322)
Change in Class R6 Shares	24,564	22,026	3,370	(4,026)
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$299,267	$228,457
Distributions reinvested	131,124	21,985
Cost of shares redeemed	(192,533)	(256,183)
Change in net assets resulting from Class A capital transactions	237,858	(5,741)
Class C
Proceeds from shares issued	51,018	42,809
Distributions reinvested	40,129	6,902
Cost of shares redeemed	(106,948)	(152,617)
Change in net assets resulting from Class C capital transactions	(15,801)	(102,906)
Class I
Proceeds from shares issued	667,039	632,458
Distributions reinvested	281,851	67,804
Cost of shares redeemed	(866,946)	(1,288,594)
Change in net assets resulting from Class I capital transactions	81,944	(588,332)
Class L
Proceeds from shares issued	340,532	329,055
Distributions reinvested	234,993	51,517
Cost of shares redeemed	(477,379)	(753,164)
Change in net assets resulting from Class L capital transactions	98,146	(372,592)
Class R2
Proceeds from shares issued	129	81
Distributions reinvested	33	7
Cost of shares redeemed	(13)	(144)
Change in net assets resulting from Class R2 capital transactions	149	(56)
Class R3
Proceeds from shares issued	1,173	1,146
Distributions reinvested	338	51
Cost of shares redeemed	(1,128)	(488)
Change in net assets resulting from Class R3 capital transactions	383	709
Class R4
Proceeds from shares issued	192	3,069
Distributions reinvested	205	1,187
Cost of shares redeemed	(1,922)	(42,655)
Change in net assets resulting from Class R4 capital transactions	(1,525)	(38,399)
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$237	$839
Distributions reinvested	142	137
Cost of shares redeemed	(348)	(6,702)
Change in net assets resulting from Class R5 capital transactions	31	(5,726)
Class R6
Proceeds from shares issued	808,892	1,674,385
Distributions reinvested	643,064	133,248
Cost of shares redeemed	(1,765,277)	(1,838,331)
Change in net assets resulting from Class R6 capital transactions	(313,321)	(30,698)
Total change in net assets resulting from capital transactions	$87,864	$(1,143,741)
SHARE TRANSACTIONS:
Class A
Issued	7,374	6,264
Reinvested	3,380	627
Redeemed	(4,700)	(7,354)
Change in Class A Shares	6,054	(463)
Class C
Issued	1,255	1,112
Reinvested	1,041	198
Redeemed	(2,626)	(4,444)
Change in Class C Shares	(330)	(3,134)
Class I
Issued	16,246	17,384
Reinvested	7,212	1,924
Redeemed	(21,217)	(34,308)
Change in Class I Shares	2,241	(15,000)
Class L
Issued	8,313	9,182
Reinvested	6,003	1,461
Redeemed	(11,792)	(21,293)
Change in Class L Shares	2,524	(10,650)
Class R2
Issued	3	2
Reinvested	1	—(a)
Redeemed	—(a)	(4)
Change in Class R2 Shares	4	(2)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	47

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2022	Year Ended June 30, 2021
SHARE TRANSACTIONS: (continued)
Class R3
Issued	28	32
Reinvested	9	1
Redeemed	(28)	(14)
Change in Class R3 Shares	9	19
Class R4
Issued	4	89
Reinvested	5	34
Redeemed	(46)	(1,184)
Change in Class R4 Shares	(37)	(1,061)
Class R5
Issued	6	26
Reinvested	4	4
Redeemed	(9)	(184)
Change in Class R5 Shares	1	(154)
Class R6
Issued	20,027	43,621
Reinvested	16,442	3,783
Redeemed	(41,571)	(51,458)
Change in Class R6 Shares	(5,102)	(4,054)
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2022	$33.66	$(0.16)	$(6.04)	$(6.20)	$—	$(4.94)	$(4.94)
Year Ended June 30, 2021	25.27	(0.16)	11.67	11.51	—	(3.12)	(3.12)
Year Ended June 30, 2020	21.78	(0.08)	5.74	5.66	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.73	(0.08)	1.89	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.95	(0.12)	4.74	4.62	—	(0.84)	(0.84)
Class C
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	—	(4.94)	(4.94)
Year Ended June 30, 2021	21.42	(0.26)	9.79	9.53	—	(3.12)	(3.12)
Year Ended June 30, 2020	18.86	(0.16)	4.89	4.73	—	(2.17)	(2.17)
Year Ended June 30, 2019	19.16	(0.16)	1.62	1.46	—	(1.76)	(1.76)
Year Ended June 30, 2018	15.99	(0.19)	4.20	4.01	—	(0.84)	(0.84)
Class I
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.18	12.09	(0.06)	(3.12)	(3.18)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.07)	4.87	4.80	—	(0.84)	(0.84)
Class R2
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.05	(0.24)	11.56	11.32	(0.01)	(3.12)	(3.13)
Year Ended June 30, 2020	21.67	(0.13)	5.68	5.55	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.68	(0.13)	1.88	1.75	—	(1.76)	(1.76)
July 31, 2017 (f) through June 30, 2018	18.47	(0.14)	4.19	4.05	—	(0.84)	(0.84)
Class R3
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	—	(4.94)	(4.94)
Year Ended June 30, 2021	25.27	(0.17)	11.68	11.51	(0.05)	(3.12)	(3.17)
Year Ended June 30, 2020	21.79	(0.08)	5.73	5.65	—	(2.17)	(2.17)
Year Ended June 30, 2019	21.74	(0.07)	1.88	1.81	—	(1.76)	(1.76)
Year Ended June 30, 2018	17.96	(0.11)	4.73	4.62	—	(0.84)	(0.84)
Class R4
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.29	(0.09)	12.17	12.08	(0.04)	(3.12)	(3.16)
Year Ended June 30, 2020	22.53	(0.02)	5.95	5.93	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.36	(0.03)	1.96	1.93	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.40	(0.03)	4.83	4.80	—	(0.84)	(0.84)
Class R5
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	—	(4.94)	(4.94)
Year Ended June 30, 2021	26.93	(0.05)	12.50	12.45	(0.08)	(3.12)	(3.20)
Year Ended June 30, 2020	23.00	0.01	6.09	6.10	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.76	0.01	1.99	2.00	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.69	(0.04)	4.95	4.91	—	(0.84)	(0.84)
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$22.52	(22.53)%	$2,362,435	1.08%	(0.54)%	1.14%	33%
33.66	47.55	3,013,691	1.13	(0.54)	1.14	43
25.27	27.87	2,032,870	1.14	(0.36)	1.16	47
21.78	9.63	1,825,607	1.14	(0.38)	1.25	40
21.73	26.22	1,724,681	1.16	(0.57)	1.25	31

17.91	(22.90)	798,037	1.58	(1.05)	1.64	33
27.83	46.80	1,218,051	1.63	(1.04)	1.63	43
21.42	27.20	942,512	1.64	(0.86)	1.66	47
18.86	9.06	793,489	1.64	(0.88)	1.75	40
19.16	25.60	740,817	1.66	(1.07)	1.76	31

23.78	(22.33)	3,376,110	0.83	(0.29)	0.89	33
35.20	47.95	4,622,602	0.88	(0.29)	0.88	43
26.29	28.15	2,827,894	0.89	(0.11)	0.90	47
22.53	9.91	2,107,041	0.89	(0.12)	1.00	40
22.36	26.56	1,753,505	0.92	(0.32)	—	31

22.14	(22.71)	4,972	1.32	(0.75)	1.56	33
33.24	47.18	510	1.39	(0.79)	1.66	43
25.05	27.48	239	1.39	(0.59)	1.88	47
21.67	9.36	88	1.39	(0.61)	2.24	40
21.68	22.39	43	1.41	(0.77)	1.59	31

22.48	(22.54)	13,221	1.08	(0.50)	1.16	33
33.61	47.60	5,089	1.14	(0.54)	1.17	43
25.27	27.80	1,076	1.14	(0.36)	1.24	47
21.79	9.63	448	1.14	(0.36)	1.40	40
21.74	26.20	266	1.15	(0.53)	1.28	31

23.79	(22.32)	15,452	0.83	(0.30)	0.89	33
35.21	47.91	22,559	0.88	(0.29)	0.88	43
26.29	28.15	17,739	0.89	(0.11)	0.90	47
22.53	9.91	16,423	0.89	(0.12)	1.00	40
22.36	26.56	12,005	0.88	(0.16)	1.00	31

24.59	(22.18)	103,367	0.68	(0.15)	0.74	33
36.18	48.16	141,386	0.73	(0.14)	0.73	43
26.93	28.32	133,780	0.74	0.04	0.76	47
23.00	10.05	118,449	0.74	0.02	0.85	40
22.76	26.74	112,830	0.77	(0.18)	0.85	31
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Growth Advantage Fund (continued)
Class R6
Year Ended June 30, 2022	$36.52	$(0.01)	$(6.69)	$(6.70)	$—	$(4.94)	$(4.94)
Year Ended June 30, 2021	27.16	(0.01)	12.59	12.58	(0.10)	(3.12)	(3.22)
Year Ended June 30, 2020	23.15	0.03	6.15	6.18	—	(2.17)	(2.17)
Year Ended June 30, 2019	22.87	0.03	2.01	2.04	—	(1.76)	(1.76)
Year Ended June 30, 2018	18.76	(0.02)	4.97	4.95	—	(0.84)	(0.84)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.88	(22.11)%	$5,407,723	0.58%	(0.03)%	0.64%	33%
36.52	48.28	5,754,949	0.63	(0.03)	0.63	43
27.16	28.49	4,854,095	0.64	0.14	0.65	47
23.15	10.18	4,527,544	0.64	0.12	0.75	40
22.87	26.86	4,347,440	0.67	(0.07)	0.75	31
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2022	$62.14	$0.05	$(9.53)	$(9.48)	$—	$(4.60)	$(4.60)
Year Ended June 30, 2021	47.20	(0.03)	21.27	21.24	(0.08)	(6.22)	(6.30)
Year Ended June 30, 2020	50.52	0.13	0.78	0.91	(0.30)	(3.93)	(4.23)
Year Ended June 30, 2019	51.57	0.18	4.04	4.22	(0.13)	(5.14)	(5.27)
Year Ended June 30, 2018	48.53	—(d)	5.89	5.89	—	(2.85)	(2.85)
Class C
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Year Ended June 30, 2021	44.95	(0.29)	20.17	19.88	—	(6.22)	(6.22)
Year Ended June 30, 2020	48.32	(0.10)	0.71	0.61	(0.05)	(3.93)	(3.98)
Year Ended June 30, 2019	49.66	(0.04)	3.84	3.80	—	(5.14)	(5.14)
Year Ended June 30, 2018	47.05	(0.24)	5.70	5.46	—	(2.85)	(2.85)
Class I
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Year Ended June 30, 2021	48.07	0.13	21.66	21.79	(0.21)	(6.22)	(6.43)
Year Ended June 30, 2020	51.35	0.25	0.80	1.05	(0.40)	(3.93)	(4.33)
Year Ended June 30, 2019	52.32	0.33	4.07	4.40	(0.23)	(5.14)	(5.37)
Year Ended June 30, 2018	49.13	0.14	5.97	6.11	(0.07)	(2.85)	(2.92)
Class R2
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Year Ended June 30, 2021	46.64	(0.18)	21.00	20.82	—	(6.22)	(6.22)
Year Ended June 30, 2020	49.96	0.01	0.76	0.77	(0.16)	(3.93)	(4.09)
Year Ended June 30, 2019	51.08	0.05	4.00	4.05	(0.03)	(5.14)	(5.17)
Year Ended June 30, 2018	48.21	(0.14)	5.86	5.72	—	(2.85)	(2.85)
Class R5
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Year Ended June 30, 2021	48.11	0.16	21.74	21.90	(0.27)	(6.22)	(6.49)
Year Ended June 30, 2020	51.37	0.30	0.83	1.13	(0.46)	(3.93)	(4.39)
Year Ended June 30, 2019	52.35	0.41	4.06	4.47	(0.31)	(5.14)	(5.45)
Year Ended June 30, 2018	49.17	0.24	5.94	6.18	(0.15)	(2.85)	(3.00)
Class R6
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)
Year Ended June 30, 2021	48.14	0.26	21.71	21.97	(0.32)	(6.22)	(6.54)
Year Ended June 30, 2020	51.41	0.37	0.81	1.18	(0.52)	(3.93)	(4.45)
Year Ended June 30, 2019	52.39	0.43	4.09	4.52	(0.36)	(5.14)	(5.50)
Year Ended June 30, 2018	49.18	0.27	5.96	6.23	(0.17)	(2.85)	(3.02)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$48.06	(16.58)%	$526,401	1.15%	0.08%	1.26%	33%
62.14	47.31	595,304	1.14	(0.05)	1.26	54
47.20	2.20	405,857	1.14	0.28	1.26	49
50.52	9.92	451,118	1.13	0.37	1.26	34
51.57	12.37	402,897	1.17	0.01	1.25	31

44.88	(17.00)	13,761	1.65	(0.44)	1.77	33
58.61	46.59	21,836	1.63	(0.56)	1.75	54
44.95	1.69	20,753	1.64	(0.23)	1.76	49
48.32	9.37	24,071	1.63	(0.09)	1.76	34
49.66	11.83	27,666	1.67	(0.50)	1.76	31

49.19	(16.37)	802,716	0.90	0.33	1.02	33
63.43	47.67	886,782	0.89	0.23	1.00	54
48.07	2.46	341,317	0.89	0.53	1.01	49
51.35	10.20	301,071	0.88	0.65	1.00	34
52.32	12.68	326,026	0.89	0.26	1.00	31

47.19	(16.79)	552	1.40	(0.16)	1.66	33
61.24	46.94	555	1.38	(0.33)	1.59	54
46.64	1.96	623	1.39	0.03	1.55	49
49.96	9.63	524	1.38	0.10	1.57	34
51.08	12.09	443	1.43	(0.28)	1.57	31

49.42	(16.24)	1	0.74	0.39	0.91	33
63.52	47.89	74	0.74	0.29	0.87	54
48.11	2.62	871	0.74	0.61	0.86	49
51.37	10.37	6,073	0.73	0.81	0.86	34
52.35	12.83	6,499	0.75	0.47	0.85	31

49.32	(16.17)	1,285,957	0.65	0.59	0.76	33
63.57	48.03	1,320,991	0.64	0.45	0.75	54
48.14	2.72	867,761	0.64	0.75	0.76	49
51.41	10.48	2,008,540	0.63	0.87	0.75	34
52.39	12.93	1,970,177	0.67	0.51	0.75	31
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2022	$46.20	$(0.31)	$(11.67)	$(11.98)	$—	$(4.64)	$(4.64)
Year Ended June 30, 2021	36.43	(0.36)	15.58	15.22	—	(5.45)	(5.45)
Year Ended June 30, 2020	32.94	(0.20)	6.50	6.30	—	(2.81)	(2.81)
Year Ended June 30, 2019	30.84	(0.17)	4.42	4.25	—	(2.15)	(2.15)
Year Ended June 30, 2018	27.99	(0.19)	5.18	4.99	—	(2.14)	(2.14)
Class C
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	—	(4.64)	(4.64)
Year Ended June 30, 2021	27.15	(0.42)	11.41	10.99	—	(5.45)	(5.45)
Year Ended June 30, 2020	25.34	(0.28)	4.90	4.62	—	(2.81)	(2.81)
Year Ended June 30, 2019	24.37	(0.25)	3.37	3.12	—	(2.15)	(2.15)
Year Ended June 30, 2018	22.64	(0.27)	4.14	3.87	—	(2.14)	(2.14)
Class I
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.11	(0.28)	18.58	18.30	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.37	(0.12)	7.67	7.55	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.44	(0.09)	5.17	5.08	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.79	(0.10)	5.89	5.79	—	(2.14)	(2.14)
Class R2
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	—	(4.64)	(4.64)
Year Ended June 30, 2021	39.90	(0.52)	17.12	16.60	—	(5.45)	(5.45)
Year Ended June 30, 2020	35.91	(0.31)	7.11	6.80	—	(2.81)	(2.81)
Year Ended June 30, 2019	33.49	(0.27)	4.84	4.57	—	(2.15)	(2.15)
Year Ended June 30, 2018	30.31	(0.28)	5.60	5.32	—	(2.14)	(2.14)
Class R3
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	—	(4.64)	(4.64)
Year Ended June 30, 2021	42.53	(0.43)	18.30	17.87	—	(5.45)	(5.45)
Year Ended June 30, 2020	38.01	(0.23)	7.56	7.33	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.23	(0.20)	5.13	4.93	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.71	(0.19)	5.85	5.66	—	(2.14)	(2.14)
Class R4
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.00	(0.31)	18.53	18.22	(0.01)	(5.45)	(5.46)
Year Ended June 30, 2020	38.30	(0.14)	7.65	7.51	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.40	(0.11)	5.16	5.05	—	(2.15)	(2.15)
Year Ended June 30, 2018	31.77	(0.12)	5.89	5.77	—	(2.14)	(2.14)
Class R5
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	—	(4.64)	(4.64)
Year Ended June 30, 2021	43.81	(0.21)	18.90	18.69	(0.05)	(5.45)	(5.50)
Year Ended June 30, 2020	38.90	(0.06)	7.78	7.72	—	(2.81)	(2.81)
Year Ended June 30, 2019	35.85	(0.04)	5.24	5.20	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.09	(0.06)	5.96	5.90	—	(2.14)	(2.14)
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$29.58	(28.80)%	$1,119,928	1.18%	(0.78)%	1.26%	45%
46.20	43.59	1,642,278	1.24	(0.85)	1.26	42
36.43	20.30	1,141,467	1.24	(0.62)	1.27	63
32.94	15.37	1,012,686	1.23	(0.56)	1.28	54
30.84	18.39	934,982	1.23	(0.62)	1.30	56

19.86	(29.14)	67,482	1.68	(1.28)	1.75	45
32.69	42.84	109,845	1.74	(1.36)	1.75	42
27.15	19.72	86,046	1.74	(1.12)	1.75	63
25.34	14.78	83,558	1.73	(1.06)	1.75	54
24.37	17.76	82,939	1.73	(1.12)	1.76	56

36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45
55.95	44.02	2,003,878	0.93	(0.54)	0.99	42
43.11	20.70	1,205,433	0.93	(0.31)	1.00	63
38.37	15.73	1,085,728	0.92	(0.25)	1.00	54
35.44	18.72	1,140,704	0.92	(0.30)	1.00	56

32.93	(29.02)	42,153	1.47	(1.06)	1.54	45
51.05	43.24	57,273	1.49	(1.10)	1.53	42
39.90	20.00	39,404	1.49	(0.87)	1.55	63
35.91	15.10	44,453	1.48	(0.81)	1.55	54
33.49	18.06	38,486	1.48	(0.87)	1.57	56

35.80	(28.82)	36,455	1.22	(0.82)	1.25	45
54.95	43.57	70,608	1.24	(0.86)	1.24	42
42.53	20.30	42,573	1.24	(0.61)	1.25	63
38.01	15.38	30,023	1.23	(0.56)	1.25	54
35.23	18.34	26,638	1.23	(0.54)	1.26	56

36.47	(28.65)	19,437	0.97	(0.56)	1.00	45
55.76	43.92	22,947	0.99	(0.60)	0.99	42
43.00	20.63	11,194	0.99	(0.37)	1.00	63
38.30	15.66	9,343	0.98	(0.31)	1.00	54
35.40	18.66	14,320	0.98	(0.33)	1.01	56

37.42	(28.53)	448,298	0.79	(0.39)	0.85	45
57.00	44.22	730,273	0.79	(0.40)	0.84	42
43.81	20.86	519,097	0.79	(0.17)	0.85	63
38.90	15.89	457,513	0.78	(0.11)	0.85	54
35.85	18.89	313,336	0.78	(0.16)	0.85	56
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Growth Fund (continued)
Class R6
Year Ended June 30, 2022	$57.39	$(0.16)	$(14.86)	$(15.02)	$—	$(4.64)	$(4.64)
Year Ended June 30, 2021	44.07	(0.19)	19.03	18.84	(0.07)	(5.45)	(5.52)
Year Ended June 30, 2020	39.09	(0.04)	7.83	7.79	—	(2.81)	(2.81)
Year Ended June 30, 2019	36.00	(0.02)	5.26	5.24	—	(2.15)	(2.15)
Year Ended June 30, 2018	32.20	(0.04)	5.98	5.94	—	(2.14)	(2.14)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$37.73	(28.47)%	$3,842,661	0.72%	(0.31)%	0.75%	45%
57.39	44.30	4,435,662	0.74	(0.35)	0.74	42
44.07	20.94	2,435,853	0.74	(0.11)	0.75	63
39.09	15.94	1,835,188	0.73	(0.05)	0.75	54
36.00	18.95	1,365,839	0.73	(0.11)	0.76	56
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2022	$43.69	$0.24	$(2.97)	$(2.73)	$(0.16)	$(5.90)	$(6.06)
Year Ended June 30, 2021	31.12	0.17	15.09	15.26	(0.29)	(2.40)	(2.69)
Year Ended June 30, 2020	38.02	0.33	(5.35)	(5.02)	(0.33)	(1.55)	(1.88)
Year Ended June 30, 2019	39.24	0.45	0.87	1.32	(0.38)	(2.16)	(2.54)
Year Ended June 30, 2018	37.80	0.20	2.14	2.34	(0.18)	(0.72)	(0.90)
Class C
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Year Ended June 30, 2021	29.77	(0.02)	14.44	14.42	(0.02)	(2.40)	(2.42)
Year Ended June 30, 2020	36.44	0.14	(5.14)	(5.00)	(0.12)	(1.55)	(1.67)
Year Ended June 30, 2019	37.68	0.26	0.83	1.09	(0.17)	(2.16)	(2.33)
Year Ended June 30, 2018	36.35	(0.02)	2.07	2.05	—	(0.72)	(0.72)
Class I
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Year Ended June 30, 2021	31.51	0.27	15.30	15.57	(0.38)	(2.40)	(2.78)
Year Ended June 30, 2020	38.48	0.43	(5.42)	(4.99)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.70	0.54	0.88	1.42	(0.48)	(2.16)	(2.64)
Year Ended June 30, 2018	38.24	0.30	2.16	2.46	(0.28)	(0.72)	(1.00)
Class L
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Year Ended June 30, 2021	31.96	0.36	15.51	15.87	(0.45)	(2.40)	(2.85)
Year Ended June 30, 2020	38.99	0.52	(5.48)	(4.96)	(0.52)	(1.55)	(2.07)
Year Ended June 30, 2019	40.21	0.62	0.90	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.70	0.40	2.20	2.60	(0.37)	(0.72)	(1.09)
Class R2
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Year Ended June 30, 2021	29.67	0.07	14.36	14.43	(0.22)	(2.40)	(2.62)
Year Ended June 30, 2020	36.35	0.23	(5.11)	(4.88)	(0.25)	(1.55)	(1.80)
Year Ended June 30, 2019	37.64	0.31	0.86	1.17	(0.30)	(2.16)	(2.46)
Year Ended June 30, 2018	36.33	0.10	2.05	2.15	(0.12)	(0.72)	(0.84)
Class R3
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Year Ended June 30, 2021	30.83	0.17	14.95	15.12	(0.30)	(2.40)	(2.70)
Year Ended June 30, 2020	37.70	0.33	(5.30)	(4.97)	(0.35)	(1.55)	(1.90)
Year Ended June 30, 2019	38.97	0.39	0.91	1.30	(0.41)	(2.16)	(2.57)
Year Ended June 30, 2018	37.67	0.21	2.11	2.32	(0.30)	(0.72)	(1.02)
Class R4
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Year Ended June 30, 2021	31.34	0.27	15.20	15.47	(0.39)	(2.40)	(2.79)
Year Ended June 30, 2020	38.29	0.43	(5.40)	(4.97)	(0.43)	(1.55)	(1.98)
Year Ended June 30, 2019	39.56	0.50	0.90	1.40	(0.51)	(2.16)	(2.67)
Year Ended June 30, 2018	38.16	0.33	2.13	2.46	(0.34)	(0.72)	(1.06)
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$34.90	(7.73)%	$1,203,015	1.18%	0.57%	1.24%	16%
43.69	51.06	1,608,828	1.22	0.46	1.23	21
31.12	(14.13)	1,171,139	1.24	0.93	1.24	18
38.02	4.12	1,662,841	1.23	1.20	1.25	11
39.24	6.20	1,967,162	1.23	0.51	1.26	13

33.10	(8.17)	61,031	1.68	0.07	1.74	16
41.77	50.32	76,078	1.72	(0.05)	1.73	21
29.77	(14.58)	84,827	1.73	0.42	1.74	18
36.44	3.59	149,839	1.73	0.72	1.74	11
37.68	5.65	214,331	1.74	(0.06)	1.75	13

35.48	(7.50)	2,276,870	0.93	0.81	0.98	16
44.30	51.46	3,061,126	0.97	0.72	0.98	21
31.51	(13.93)	2,164,300	0.98	1.20	0.99	18
38.48	4.38	2,662,983	0.98	1.41	0.99	11
39.70	6.44	2,985,882	0.98	0.77	1.00	13

36.09	(7.35)	6,586,299	0.75	1.00	0.83	16
44.98	51.76	7,839,627	0.75	0.94	0.83	21
31.96	(13.71)	5,976,033	0.75	1.41	0.84	18
38.99	4.63	8,996,364	0.74	1.61	0.85	11
40.21	6.73	11,795,588	0.74	1.00	0.86	13

32.84	(7.97)	59,842	1.43	0.32	1.49	16
41.48	50.69	71,087	1.48	0.21	1.49	21
29.67	(14.36)	59,200	1.49	0.69	1.50	18
36.35	3.86	74,236	1.49	0.87	1.50	11
37.64	5.93	82,108	1.49	0.26	1.51	13

34.49	(7.75)	69,915	1.18	0.56	1.23	16
43.25	51.07	88,116	1.22	0.47	1.23	21
30.83	(14.13)	63,836	1.23	0.96	1.24	18
37.70	4.12	73,299	1.24	1.04	1.25	11
38.97	6.17	62,576	1.24	0.55	1.25	13

35.29	(7.50)	22,574	0.94	0.80	0.98	16
44.02	51.47	31,938	0.97	0.70	0.98	21
31.34	(13.93)	24,576	0.98	1.21	0.99	18
38.29	4.38	27,681	0.98	1.32	0.99	11
39.56	6.45	17,859	0.99	0.83	1.00	13
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R5
Year Ended June 30, 2022	$44.90	$0.40	$(3.06)	$(2.66)	$(0.31)	$(5.90)	$(6.21)
Year Ended June 30, 2021	31.90	0.33	15.49	15.82	(0.42)	(2.40)	(2.82)
Year Ended June 30, 2020	38.93	0.49	(5.48)	(4.99)	(0.49)	(1.55)	(2.04)
Year Ended June 30, 2019	40.15	0.58	0.90	1.48	(0.54)	(2.16)	(2.70)
Year Ended June 30, 2018	38.67	0.38	2.17	2.55	(0.35)	(0.72)	(1.07)
Class R6
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)
Year Ended June 30, 2021	31.94	0.37	15.51	15.88	(0.46)	(2.40)	(2.86)
Year Ended June 30, 2020	38.97	0.52	(5.47)	(4.95)	(0.53)	(1.55)	(2.08)
Year Ended June 30, 2019	40.19	0.58	0.94	1.52	(0.58)	(2.16)	(2.74)
Year Ended June 30, 2018	38.69	0.43	2.16	2.59	(0.37)	(0.72)	(1.09)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$36.03	(7.35)%	$48,283	0.78%	0.94%	0.83%	16%
44.90	51.69	89,178	0.82	0.87	0.83	21
31.90	(13.79)	69,110	0.83	1.34	0.83	18
38.93	4.52	95,243	0.83	1.50	0.84	11
40.15	6.61	84,457	0.84	0.96	0.85	13

36.09	(7.26)	3,480,524	0.68	1.07	0.73	16
44.96	51.83	4,184,659	0.72	0.97	0.73	21
31.94	(13.70)	3,101,566	0.73	1.46	0.74	18
38.97	4.63	3,272,999	0.73	1.52	0.74	11
40.19	6.71	1,073,888	0.74	1.08	0.75	13
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2022	$42.90	$0.41	$(1.67)	$(1.26)	$(0.32)	$(5.27)	$(5.59)
Year Ended June 30, 2021	29.53	0.34	14.04	14.38	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.46	0.49	(5.04)	(4.55)	(0.45)	(0.93)	(1.38)
Year Ended June 30, 2019	35.38	0.55	1.68	2.23	(0.46)	(1.69)	(2.15)
Year Ended June 30, 2018	33.40	0.35(f)	2.26	2.61	(0.28)	(0.35)	(0.63)
Class C
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Year Ended June 30, 2021	29.38	0.16	13.99	14.15	(0.27)	(0.53)	(0.80)
Year Ended June 30, 2020	35.29	0.32	(5.04)	(4.72)	(0.26)	(0.93)	(1.19)
Year Ended June 30, 2019	35.20	0.38	1.68	2.06	(0.28)	(1.69)	(1.97)
Year Ended June 30, 2018	33.20	0.18(f)	2.24	2.42	(0.07)	(0.35)	(0.42)
Class I
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Year Ended June 30, 2021	29.71	0.43	14.13	14.56	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.67	0.57	(5.06)	(4.49)	(0.54)	(0.93)	(1.47)
Year Ended June 30, 2019	35.60	0.62	1.70	2.32	(0.56)	(1.69)	(2.25)
Year Ended June 30, 2018	33.62	0.44(f)	2.28	2.72	(0.39)	(0.35)	(0.74)
Class L
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Year Ended June 30, 2021	29.73	0.49	14.14	14.63	(0.63)	(0.53)	(1.16)
Year Ended June 30, 2020	35.69	0.63	(5.07)	(4.44)	(0.59)	(0.93)	(1.52)
Year Ended June 30, 2019	35.62	0.72	1.64	2.36	(0.60)	(1.69)	(2.29)
Year Ended June 30, 2018	33.63	0.50(f)	2.29	2.79	(0.45)	(0.35)	(0.80)
Class R2
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Year Ended June 30, 2021	29.31	0.26	13.90	14.16	(0.48)	(0.53)	(1.01)
Year Ended June 30, 2020	35.24	0.40	(5.01)	(4.61)	(0.39)	(0.93)	(1.32)
Year Ended June 30, 2019	35.22	0.48	1.65	2.13	(0.42)	(1.69)	(2.11)
July 31, 2017 (g) through June 30, 2018	34.04	0.25(f)	1.64	1.89	(0.36)	(0.35)	(0.71)
Class R3
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Year Ended June 30, 2021	29.21	0.33	13.88	14.21	(0.53)	(0.53)	(1.06)
Year Ended June 30, 2020	35.08	0.48	(4.98)	(4.50)	(0.44)	(0.93)	(1.37)
Year Ended June 30, 2019	35.11	0.49	1.71	2.20	(0.54)	(1.69)	(2.23)
Year Ended June 30, 2018	33.24	0.35(f)	2.26	2.61	(0.39)	(0.35)	(0.74)
Class R4
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Year Ended June 30, 2021	29.56	0.42	14.06	14.48	(0.59)	(0.53)	(1.12)
Year Ended June 30, 2020	35.52	0.57	(5.04)	(4.47)	(0.56)	(0.93)	(1.49)
Year Ended June 30, 2019	35.47	0.62	1.69	2.31	(0.57)	(1.69)	(2.26)
Year Ended June 30, 2018	33.55	0.51(f)	2.20	2.71	(0.44)	(0.35)	(0.79)
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$36.05	(3.78)%	$1,101,144	1.07%	0.99%	1.14%	23%
42.90	49.47	1,050,569	1.13	0.94	1.14	34
29.53	(13.60)	736,715	1.14	1.45	1.16	29
35.46	7.00	1,231,325	1.14	1.59	1.25	15
35.38	7.81	1,346,080	1.17	1.01(f)	1.25	23

35.91	(4.24)	281,613	1.58	0.48	1.65	23
42.73	48.75	349,246	1.63	0.45	1.64	34
29.38	(14.04)	332,229	1.64	0.94	1.66	29
35.29	6.45	522,878	1.64	1.08	1.75	15
35.20	7.27	591,602	1.67	0.51(f)	1.75	23

36.31	(3.54)	2,039,492	0.82	1.23	0.89	23
43.15	49.86	2,326,829	0.88	1.20	0.89	34
29.71	(13.39)	2,047,640	0.89	1.70	0.90	29
35.67	7.28	2,445,747	0.89	1.76	0.99	15
35.60	8.07	2,296,056	0.92	1.26(f)	1.00	23

36.36	(3.39)	1,653,596	0.68	1.38	0.74	23
43.20	50.10	1,855,713	0.73	1.35	0.74	34
29.73	(13.26)	1,593,954	0.74	1.85	0.75	29
35.69	7.41	2,569,596	0.74	2.04	0.84	15
35.62	8.29	3,255,993	0.74	1.42(f)	0.85	23

35.56	(4.02)	292	1.33	0.77	1.49	23
42.46	49.10	194	1.38	0.73	1.54	34
29.31	(13.82)	182	1.39	1.27	1.55	29
35.24	6.72	69	1.39	1.40	2.14	15
35.22	5.54	38	1.41	0.78(f)	1.61	23

35.51	(3.78)	2,845	1.08	1.00	1.17	23
42.36	49.46	3,020	1.13	0.92	1.17	34
29.21	(13.60)	1,519	1.14	1.43	1.18	29
35.08	7.00	2,241	1.14	1.44	1.26	15
35.11	7.82	1,132	1.15	1.01(f)	1.28	23

36.30	(3.53)	118	0.84	1.20	0.89	23
42.92	49.86	1,724	0.88	1.26	0.89	34
29.56	(13.40)	32,555	0.88	1.74	0.90	29
35.52	7.27	20,538	0.89	1.79	0.99	15
35.47	8.07	17,231	0.89	1.43(f)	1.00	23
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R5
Year Ended June 30, 2022	$43.12	$0.57	$(1.69)	$(1.12)	$(0.43)	$(5.27)	$(5.70)
Year Ended June 30, 2021	29.67	0.49	14.11	14.60	(0.62)	(0.53)	(1.15)
Year Ended June 30, 2020	35.62	0.63	(5.05)	(4.42)	(0.60)	(0.93)	(1.53)
Year Ended June 30, 2019	35.57	0.65	1.71	2.36	(0.62)	(1.69)	(2.31)
Year Ended June 30, 2018	33.59	0.50(f)	2.28	2.78	(0.45)	(0.35)	(0.80)
Class R6
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)
Year Ended June 30, 2021	29.71	0.52	14.13	14.65	(0.67)	(0.53)	(1.20)
Year Ended June 30, 2020	35.67	0.66	(5.06)	(4.40)	(0.63)	(0.93)	(1.56)
Year Ended June 30, 2019	35.60	0.71	1.70	2.41	(0.65)	(1.69)	(2.34)
Year Ended June 30, 2018	33.61	0.54(f)	2.26	2.80	(0.46)	(0.35)	(0.81)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$36.30	(3.40)%	$1,178	0.68%	1.38%	0.74%	23%
43.12	50.12	1,365	0.73	1.41	0.74	34
29.67	(13.25)	5,529	0.74	1.85	0.75	29
35.62	7.41	8,018	0.74	1.85	0.84	15
35.57	8.25	6,114	0.76	1.41(f)	0.88	23

36.32	(3.30)	4,495,856	0.58	1.47	0.64	23
43.16	50.23	5,562,656	0.63	1.44	0.64	34
29.71	(13.18)	3,949,596	0.64	1.96	0.65	29
35.67	7.57	4,025,348	0.64	2.02	0.74	15
35.60	8.31	3,869,991	0.67	1.52(f)	0.75	23
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Diversified
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Boards with the oversight and monitoring of the valuation of the Funds' investments. The Administrator implements the valuation policies of the Funds' investments, as directed by the Boards. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,210,496	$—	$—	$12,210,496

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,636,655	$—	$—	$2,636,655

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,054,114	$—	$—	$7,054,114

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,801,951	$—	$—	$13,801,951

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022 (continued)
(Dollar values in thousands)
Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,654,108	$—	$—	$9,654,108

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2022.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$109,523	$(109,523)	$—
Mid Cap Equity Fund	9,131	(9,131)	—
Mid Cap Growth Fund	58,035	(58,035)	—
Mid Cap Value Fund	3,211	(3,211)	—
Value Advantage Fund	51,393	(51,393)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

70	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2022, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Growth Advantage Fund	$11
Mid Cap Equity Fund	3
Mid Cap Growth Fund	16
Mid Cap Value Fund	3
Value Advantage Fund	4
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
C. Investment Transactions with Affiliates — The Funds invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (a) (b)	$159,510	$4,117,123	$4,006,818	$(64)	$(17)	$269,734	269,680	$527	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	133,201	1,392,000	1,424,001	(102)*	10	101,108	101,169	161*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	16,751	604,465	608,615	—	—	12,601	12,600	16*	—
Total	$309,462	$6,113,588	$6,039,434	$(166)	$(7)	$383,443		$704	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Equity Fund
For the year ended June 30, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (a) (b)	$64,465	$891,179	$859,154	$(31)	$5	$96,464	96,445	$258	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	52,990	289,000	334,000	(21)*	3	7,972	7,977	38*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	6,929	125,935	131,333	—	—	1,531	1,531	5*	—
Total	$124,384	$1,306,114	$1,324,487	$(52)	$8	$105,967		$301	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022 (continued)
(Dollar values in thousands)
Mid Cap Growth Fund
For the year ended June 30, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (a) (b)	$190,144	$2,525,981	$2,455,507	$(66)	$3	$260,555	260,503	$580	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	238,992	1,362,999	1,548,000	(144)*	17	53,864	53,897	257*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	26,765	774,842	794,730	—	—	6,877	6,877	28*	—
Total	$455,901	$4,663,822	$4,798,237	$(210)	$20	$321,296		$865	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (a) (b)	$334,195	$2,994,740	$2,813,710	$(100)	$(9)	$515,116	515,013	$847	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	18,535	408,001	424,300	(37)*	1	2,200	2,201	33*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	3,666	239,646	242,260	—	—	1,052	1,052	5*	—
Total	$356,396	$3,642,387	$3,480,270	$(137)	$(8)	$518,368		$885	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Value Advantage Fund
For the year ended June 30, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (a) (b)	$360,095	$3,736,948	$3,758,288	$(44)	$8	$338,719	338,651	$614	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	41,074	624,998	619,000	(22)*	3	47,053	47,081	111*	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	5,968	451,028	450,739	—	—	6,257	6,257	18*	—
Total	$407,137	$4,812,974	$4,828,027	$(66)	$11	$392,029		$743	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

72	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2022 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$112	$51	$78	n/a	$2	$1	$—(a)	$3	$78	$325
Mid Cap Equity Fund
Transfer agency fees	6	1	29	n/a	1	n/a	n/a	—(a)	19	56
Mid Cap Growth Fund
Transfer agency fees	216	6	39	n/a	20	2	1	8	101	393
Mid Cap Value Fund
Transfer agency fees	77	3	35	$19	6	2	1	1	85	229
Value Advantage Fund
Transfer agency fees	45	26	47	23	—(a)	1	—(a)	—(a)	45	187

(a)	Amount rounds to less than one thousand.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022 (continued)
(Dollar values in thousands)
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$(29,807)	$48,787	$(18,980)
Mid Cap Equity Fund	—	(814)	814
Mid Cap Growth Fund	(23,035)	44,687	(21,652)
Mid Cap Value Fund	155,920	(1,485)	(154,435)
Value Advantage Fund	—	(223)	223
The reclassifications for the Funds relate primarily to certain investments and tax equalization.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.55%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Value Advantage Fund	0.55
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2022, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

74	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, Fund pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2022, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$516	$3
Mid Cap Equity Fund	96	—(a)
Mid Cap Growth Fund	104	1
Mid Cap Value Fund	71	—(a)
Value Advantage Fund	182	—(a)

(a)	Amount rounds to less than one thousand.
D. Service Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	1.04% (1)	1.54% (1)	0.79% (1)	n/a	1.30% (1)	1.05% (1)	0.80% (1)	0.65% (1)	0.55%(1)
Mid Cap Equity Fund	1.14	1.64	0.89	n/a	1.39	n/a	n/a	0.74	0.64
Mid Cap Growth Fund	1.14(2)	1.64(2)	0.89(2)	n/a	1.45(2)	1.20(2)	0.95(2)	0.79	0.70(2)
Mid Cap Value Fund	1.14(3)	1.64(3)	0.89(3)	0.75%(3)	1.40(3)	1.15(3)	0.90(3)	0.75(3)	0.65(3)
Value Advantage Fund	1.04(4)	1.54(4)	0.79(4)	0.75(4)	1.30(4)	1.05(4)	0.80(4)	0.65(4)	0.55(4)

(1)
Prior to November 1, 2021, the contractual expense limitation was 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, n/a, n/a and n/a for Class A, Class C,
Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(2)
Prior to November 1, 2021, the contractual expense limitation was 1.24%, n/a, 0.93%, 1.49%, n/a, 0.99% and 0.74% for Class A, Class C, Class I,
Class R2, Class R3, Class R4 and Class R6 Shares, respectively.

(3)
Prior to November 1, 2021, the contractual expense limitation was 1.24%, 1.75%, 0.99%, 1.50%, 1.25%, 1.00%, 0.85% and 0.73% for Class A,
Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

(4)
Prior to November 1, 2021, the contractual expense limitation was 1.14%, 1.64%, 0.89%, 1.39%, 1.14%, 0.89%, 0.74% and 0.64% for Class A,
Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively.

The expense limitation agreements were in effect for the year ended June 30, 2022 and are in place until at least February 28, 2023.
For the year ended June 30, 2022, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$4,925	$3,283	$653	$8,861	$6
Mid Cap Equity Fund	2,048	1,366	25	3,439	8
Mid Cap Growth Fund	1,609	1,066	2,090	4,765	32
Mid Cap Value Fund	4,889	3,250	2,478	10,617	72
Value Advantage Fund	3,525	2,350	339	6,214	30
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2022 were as follows:

Growth Advantage Fund	$210
Mid Cap Equity Fund	81
Mid Cap Growth Fund	211
Mid Cap Value Fund	207
Value Advantage Fund	252
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of these waivers were as follows:

Growth Advantage Fund	$2
Mid Cap Equity Fund	1

76	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

Mid Cap Growth Fund	$1
Mid Cap Value Fund	2
Value Advantage Fund	2
G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2022, Growth Advantage Fund, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$5,401,617	$4,800,581
Mid Cap Equity Fund	1,245,305	954,747
Mid Cap Growth Fund	4,398,395	3,846,285
Mid Cap Value Fund	2,577,901	4,829,422
Value Advantage Fund	2,378,926	3,387,709
During the year ended June 30, 2022, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$8,721,668	$4,343,614	$854,786	$3,488,828
Mid Cap Equity Fund	2,255,005	550,010	168,360	381,650
Mid Cap Growth Fund	6,732,372	1,149,047	827,306	321,741
Mid Cap Value Fund	9,649,345	4,689,266	536,660	4,152,606
Value Advantage Fund	7,028,273	2,998,632	372,797	2,625,835
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended June 30, 2022 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$397,925	$1,774,309	$2,172,234
Mid Cap Equity Fund	39,511	187,709	227,220
Mid Cap Growth Fund	137,981	668,713	806,694
Mid Cap Value Fund	283,763	2,012,740	2,296,503
Value Advantage Fund	322,218	1,055,514	1,377,732

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2021 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$173,658	$1,159,877	$1,333,535
Mid Cap Equity Fund	34,787	182,224	217,011
Mid Cap Growth Fund	98,717	670,719	769,436
Mid Cap Value Fund	166,699	903,443	1,070,142
Value Advantage Fund	156,787	134,979	291,766

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2022, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$418,889	$3,488,829
Mid Cap Equity Fund	6,266	89,559	381,650
Mid Cap Growth Fund	—	335,005	321,742
Mid Cap Value Fund	149,662	1,027,143	4,152,606
Value Advantage Fund	72,748	580,890	2,625,835
The cumulative timing differences primarily consist of certain investments, ordinary loss deferrals, post-October loss deferrals and wash sale loss deferrals.
As of June 30, 2022, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2022, the Funds deferred to July 1, 2022 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains) Short-Term
		Late Year Ordinary Loss Deferral
Growth Advantage Fund	$369,321	$13,144
Mid Cap Equity Fund	22,152	—
Mid Cap Growth Fund	274,491	15,353
Value Advantage Fund	6,581	—

78	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2022.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Funds' borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2022.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus the Applicable Margin.
The Funds did not utilize the Credit Facility during the year ended June 30, 2022.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2022, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	13.2%	1	23.8%
Mid Cap Equity Fund	—	—	2	68.4
Mid Cap Growth Fund	—	—	2	29.3
Mid Cap Value Fund	—	—	3	44.0
Value Advantage Fund	—	—	2	25.7
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022 (continued)
(Dollar values in thousands)
As of June 30, 2022, the Funds owned in the aggregate, shares representing more than 10% of the net assets of the following Underlying Funds:
JPMorgan SmartRetirement Funds
Growth Advantage Fund	16.0%
Value Advantage Fund	20.1
Because Mid Cap Value Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of a Fund's loans, notes, derivatives and other instruments or investments comprising some or all of a Fund's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of a Fund's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for a Fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on a Fund and its investments.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

80	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Value Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Value Advantage Fund and JPMorgan Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust), JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I) and JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2022, the related statements of operations for the year ended June 30, 2022, the statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
New York, New York
August 29, 2022
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	81

TRUSTEES
(Unaudited)
The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Independent Trustees
John F. Finn (1947); Chair since 2020; Trustee since 1998.	Chairman, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (serving in various roles 1974-present).	167	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present)
Stephen P. Fisher (1959); Trustee since 2018.	Retired; Chairman and Chief Executive Officer, NYLIFE Distributors LLC (registered brokerdealer) (serving in various roles 2008-2013); Chairman, NYLIM Service Company LLC (transfer agent) (2008-2017); New York Life Investment Management LLC (registered investment adviser) (serving in various roles 2005-2017); Chairman, IndexIQ Advisors LLC (registered investment adviser for ETFs) (2014-2017); President, MainStay VP Funds Trust (2007-2017), MainStay DefinedTerm Municipal Opportunities Fund (2011-2017) and MainStay Funds Trust (2007-2017) (registered investment companies).	167	Honors Program Advisory Board Member, The Zicklin School of Business, Baruch College, The City University of New York (2017-present).
Gary L. French (1951); Trustee since 2014.	Real Estate Investor (2011-2020); Investment management industry Consultant and Expert Witness (2011-present); Senior Consultant for The Regulatory Fundamentals Group LLC (2011-2017).	167	Independent Trustee, The China Fund, Inc. (2013-2019); Exchange Traded Concepts Trust II (2012-2014); Exchange Traded Concepts Trust I (2011-2014).
Kathleen M. Gallagher (1958); Trustee since 2018.	Retired; Chief Investment Officer — Benefit Plans, Ford Motor Company (serving in various roles 1985-2016).	167
Non- Executive Director, Legal &
General Investment Management
(Holdings) (2018-present);
Non-Executive Director, Legal &
General Investment Management
America U.S. Holdings (financial
services and insurance) (2017-present);
Advisory Board Member, State Street
Global Advisors Total Portfolio
Solutions (2017-present); Member,
Client Advisory Council, Financial
Engines, LLC (registered investment
adviser) (2011-2016); Director, Ford
Pension Funds Investment
Management Ltd. (2007-2016).

Robert J. Grassi (1957); Trustee since 2014.	Sole Proprietor, Academy Hills Advisors LLC (2012-present); Pension Director, Corning Incorporated (2002-2012).	167	None

82	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Frankie D. Hughes (1952); Trustee since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	167	None
Raymond Kanner (1953); Trustee since 2017.	Retired; Managing Director & Chief Investment Officer, IBM Retirement Funds (2007-2016).	167
Advisory Board Member, Penso
Advisors LLC (2020-present); Advisory
Board Member, Los Angeles Capital
(2018-present); Advisory Board
Member, State Street Global Advisors
Total Portfolio Solutions (2017-
present); Acting Executive Director,
Committee on Investment of Employee
Benefit Assets (CIEBA) (2016-2017);
Advisory Board Member, Betterment
for Business (robo advisor) (2016-
2017); Advisory Board Member,
BlueStar Indexes (index creator)
(2013-2017); Director, Emerging
Markets Growth Fund (registered
investment company) (1997-2016);
Member, Russell Index Client Advisory
Board (2001-2015).

Thomas P. Lemke (1954); Trustee since 2014.	Retired since 2013.	167
(1) Independent Trustee of Advisors’
Inner Circle III fund platform, consisting
of the following: (i) the Advisors’ Inner
Circle Fund III, (ii) the Gallery Trust, (iii)
the Schroder Series Trust, (iv) the
Delaware Wilshire Private Markets Fund
(since 2020), (v) Chiron Capital
Allocation Fund Ltd., and (vi) formerly
the Winton Diversified Opportunities
Fund (2014-2018); and (2) Independent
Trustee of the Symmetry Panoramic
Trust (since 2018).

Lawrence R. Maffia (1950); Trustee since 2014.	Retired; Director and President, ICI Mutual Insurance Company (2006-2013).	167	Director, ICI Mutual Insurance Company (1999-2013).
Mary E. Martinez (1960); Vice Chair since 2021; Trustee since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (asset management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	167	None
Marilyn McCoy (1948); Trustee since 2005.	Vice President of Administration and Planning, Northwestern University (1985-present).	167	None

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	83

TRUSTEES
(Unaudited) (continued)
Name (Year of Birth); Positions With the Funds (1)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee (2)	Other Directorships Held During the Past 5 Years
Dr. Robert A. Oden, Jr. (1946); Trustee since 2005.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	167
Trustee, The Coldwater Conservation
Fund (2017-present); Trustee, American
Museum of Fly Fishing (2013-present);
Trustee and Vice Chair, Trout Unlimited
(2017-2021);Trustee, Dartmouth-
Hitchcock MedicalCenter (2011-2020).

Marian U. Pardo* (1946); Trustee since 2013.	Managing Director and Founder, Virtual Capital Management LLC (investment consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	167	Board Chair and Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).
Emily A. Youssouf (1951); Trustee since 2022.	Adjunct Professor (2011-present) and Clinical Professor (2009-2011), NYU Schack Institute of Real Estate; Board Member and Member of the Audit Committee (2013–present), Chair of Finance Committee (2019-present), Member of Related Parties Committee (2013-2018) and Member of the Enterprise Risk Committee (2015-2018), PennyMac Financial Services, Inc.; Board Member (2005-2018), Chair of Capital Committee (2006-2016), Chair of Audit Committee (2005-2018), Member of Finance Committee (2005-2018) and Chair of IT Committee (2016-2018), NYC Health and Hospitals Corporation.	167
Trustee, NYC School Construction
Authority (2009-present); Board
Member, NYS Job Development
Authority (2008-present); Trustee and
Chair of the Audit Committee of the
Transit Center Foundation (2015-2019).

Interested Trustees
Robert F. Deutsch** (1957); Trustee since 2014.	Retired; Head of the Global ETF Business for JPMorgan Asset Management (2013-2017); Head of the Global Liquidity Business for JPMorgan Asset Management (2003-2013).	167	Treasurer and Director of the JUST Capital Foundation (2017-present).
Nina O. Shenker** (1957); Trustee since 2022.	Vice Chair (2017-2021), General Counsel and Managing Director (2008-2016), Associate General Counsel and Managing Director (2004-2008), J.P. Morgan Asset & Wealth Management.	167	Director and Member of Legal and Human Resources Subcommittees, American Jewish Joint Distribution Committee(2018-present).

(1)
The year shown is the first year in which a Trustee became a member of any of the following: the Mutual Fund Board, the ETF Board, the heritage J.P. Morgan Funds or the heritage One Group Mutual Funds. Trustees serve an indefinite term, until resignation, retirement, removal or death. The Board’s current retirement policy sets retirement at the end of the calendar year in which the
Trustee attains the age of 75, provided that any Board member who was a member of the Mutual Fund Board prior to January 1, 2022 and was born prior to January 1, 1950 shall retire from the Board at the end of the calendar year in which the Trustee attains the age of 78.

(2)
A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes nine registered investment companies (167 J.P. Morgan Funds).

84	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

*
In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from
JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January
2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

**	Designation as an “Interested Trustee” is based on prior employment by the Adviser or an affiliate of the Adviser or interests in a control person of the Adviser.
The contact address for each of the Trustees is 277 Park Avenue, New York, NY 10172.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	85

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
Brian S. Shlissel (1964), President and Principal Executive Officer (2016)*	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. since 2014.
Timothy J. Clemens (1975), Treasurer and Principal Financial Officer (2018)	Executive Director, J.P. Morgan Investment Management Inc. since February 2016. Mr. Clemens has been with J.P. Morgan Investment Management Inc. since 2013.
Gregory S. Samuels (1980), Secretary (2019) (formerly Assistant Secretary 2010-2019)**	Managing Director and Assistant General Counsel, JPMorgan Chase. Mr. Samuels has been with JPMorgan Chase since 2010.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Matthew Beck (1988), Assistant Secretary (2021)***
Vice President and Assistant General Counsel, JPMorgan Chase since May 2021; Senior Legal Counsel, Ultimus
Fund Solutions from May 2018 through May 2021; General Counsel, The Nottingham Company from April 2014 through May 2018.

Kiesha Astwood-Smith (1973), Assistant Secretary (2021)**
Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Senior Director and Counsel,
Equitable Financial Life Insurance Company (formerly, AXA Equitable Life Insurance Company) from 2015 to
2021.

Elizabeth A. Davin (1964), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Davin has been with JPMorgan Chase (formerly Bank One Corporation) since 2004.
Jessica K. Ditullio (1962), Assistant Secretary (2005)***	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.
Anthony Geron (1971), Assistant Secretary (2018)**
Vice President and Assistant General Counsel, JPMorgan Chase since September 2018; Lead Director and
Counsel, AXA Equitable Life Insurance Company from 2015 to 2018 and Senior Director and Counsel, AXA
Equitable Life Insurance Company from 2014 to 2015.

Carmine Lekstutis (1980), Assistant Secretary (2011)**	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Lekstutis has been with JPMorgan Chase since 2011.
Max Vogel (1990), Assistant Secretary (2021)**
Vice President and Assistant General Counsel, JPMorgan Chase since June 2021; Associate, Proskauer Rose
LLP (law firm) from March 2017 through June 2021; Associate, Stroock & Stroock & Lavan LLP (law firm) from
October 2015 through March 2017.

Zachary E. Vonnegut-Gabovitch (1986), Assistant Secretary (2017)**	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. Mr. D’Ambrosio has been with J.P. Morgan Investment Management Inc. since 2012.
Aleksandr Fleytekh (1972), Assistant Treasurer (2019)	Vice President, J.P. Morgan Investment Management Inc. since February 2012.
Shannon Gaines (1977), Assistant Treasurer (2018)***	Vice President, J.P. Morgan Investment Management Inc. since January 2014.
Jeffrey D. House (1972), Assistant Treasurer (2017)***	Vice President, J.P. Morgan Investment Management Inc. since July 2006.
Michael Mannarino (1985), Assistant Treasurer (2020)	Vice President, J.P. Morgan Investment Management Inc. since 2014.
Joseph Parascondola (1963), Assistant Treasurer (2011)*	Executive Director, J.P. Morgan Investment Management, Inc. Mr. Parascondola has been with J.P. Morgan Investment Management Inc. since 2006.
Gillian I. Sands (1969), Assistant Treasurer (2012)	Executive Director, J.P. Morgan Investment Management Inc. Ms. Sands has been with J.P. Morgan Investment Management Inc. since 2012.

86	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

The contact address for each of the officers, unless otherwise noted, is 277 Park Avenue, New York, NY 10172.
*	The contact address for the officer is 575 Washington Boulevard, Jersey City, NJ 07310.
**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.
***	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	87

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Growth Advantage Fund
Class A
Actual	$1,000.00	$709.30	$4.45	1.05%
Hypothetical	1,000.00	1,019.59	5.26	1.05
Class C
Actual	1,000.00	707.30	6.56	1.55
Hypothetical	1,000.00	1,017.11	7.75	1.55
Class I
Actual	1,000.00	710.30	3.35	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R2
Actual	1,000.00	708.30	5.51	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R3
Actual	1,000.00	709.10	4.49	1.06
Hypothetical	1,000.00	1,019.54	5.31	1.06
Class R4
Actual	1,000.00	710.10	3.39	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R5
Actual	1,000.00	710.90	2.76	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R6
Actual	1,000.00	711.30	2.33	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

88	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Equity Fund
Class A
Actual	$1,000.00	$798.70	$5.13	1.15%
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class C
Actual	1,000.00	796.70	7.35	1.65
Hypothetical	1,000.00	1,016.61	8.25	1.65
Class I
Actual	1,000.00	799.70	4.02	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class R2
Actual	1,000.00	797.80	6.24	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class R5
Actual	1,000.00	800.30	3.30	0.74
Hypothetical	1,000.00	1,021.13	3.71	0.74
Class R6
Actual	1,000.00	800.70	2.90	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
JPMorgan Mid Cap Growth Fund
Class A
Actual	1,000.00	699.00	4.80	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	697.30	6.94	1.65
Hypothetical	1,000.00	1,016.61	8.25	1.65
Class I
Actual	1,000.00	699.80	3.75	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	697.80	6.10	1.45
Hypothetical	1,000.00	1,017.60	7.25	1.45
Class R3
Actual	1,000.00	698.80	5.05	1.20
Hypothetical	1,000.00	1,018.84	6.01	1.20
Class R4
Actual	1,000.00	699.70	4.00	0.95
Hypothetical	1,000.00	1,020.08	4.76	0.95
Class R5
Actual	1,000.00	700.20	3.33	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class R6
Actual	1,000.00	700.60	2.95	0.70
Hypothetical	1,000.00	1,021.32	3.51	0.70
JPMorgan Mid Cap Value Fund
Class A
Actual	1,000.00	865.80	5.27	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14
Class C
Actual	1,000.00	863.60	7.58	1.64
Hypothetical	1,000.00	1,016.66	8.20	1.64

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	89

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Mid Cap Value Fund (continued)
Class I
Actual	$1,000.00	$866.80	$4.12	0.89%
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class L
Actual	1,000.00	867.30	3.47	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R2
Actual	1,000.00	864.70	6.47	1.40
Hypothetical	1,000.00	1,017.85	7.00	1.40
Class R3
Actual	1,000.00	865.70	5.32	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15
Class R4
Actual	1,000.00	866.90	4.17	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90
Class R5
Actual	1,000.00	867.60	3.47	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class R6
Actual	1,000.00	868.00	3.01	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
JPMorgan Value Advantage Fund
Class A
Actual	1,000.00	909.40	4.92	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04
Class C
Actual	1,000.00	907.50	7.28	1.54
Hypothetical	1,000.00	1,017.16	7.70	1.54
Class I
Actual	1,000.00	910.70	3.74	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79
Class L
Actual	1,000.00	911.30	3.08	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R2
Actual	1,000.00	908.30	6.15	1.30
Hypothetical	1,000.00	1,018.35	6.51	1.30
Class R3
Actual	1,000.00	909.60	4.97	1.05
Hypothetical	1,000.00	1,019.59	5.26	1.05
Class R4
Actual	1,000.00	910.70	3.79	0.80
Hypothetical	1,000.00	1,020.83	4.01	0.80
Class R5
Actual	1,000.00	911.40	3.08	0.65
Hypothetical	1,000.00	1,021.57	3.26	0.65
Class R6
Actual	1,000.00	911.60	2.61	0.55
Hypothetical	1,000.00	1,022.07	2.76	0.55

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

90	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report have adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

June 30, 2022	J.P. Morgan Mid Cap/Multi-Cap Funds	91

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2022. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2022. The information necessary to complete your income tax returns for the calendar year ending December 31, 2022 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2022:
Dividends Received Deduction
JPMorgan Growth Advantage Fund	19.05%
JPMorgan Mid Cap Equity Fund	79.42
JPMorgan Mid Cap Growth Fund	22.03
JPMorgan Mid Cap Value Fund	92.87
JPMorgan Value Advantage Fund	62.99
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2022:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$1,774,309
JPMorgan Mid Cap Equity Fund	187,709
JPMorgan Mid Cap Growth Fund	668,713
JPMorgan Mid Cap Value Fund	2,012,740
JPMorgan Value Advantage Fund	1,055,514
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2022:
Qualified Dividend Income
JPMorgan Growth Advantage Fund	$78,076
JPMorgan Mid Cap Equity Fund	31,706
JPMorgan Mid Cap Growth Fund	32,616
JPMorgan Mid Cap Value Fund	263,930
JPMorgan Value Advantage Fund	207,543
Section 199A Income
The following funds had the following amount, or maximum allowable amount, of ordinary income distributions treated as 199A dividends for the fiscal year ended June 30, 2021.
JPMorgan Mid Cap Equity Fund	$2,063

92	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2022

Rev. January 2011
FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾Social Security number and account balances
◾transaction history and account transactions
◾checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’
personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s),respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don't share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.

How does J.P. Morgan Funds protect my personal information?	We collect your personal information, for example, when you:
◾open an account or provide contact information
◾give us your account information or pay us by check
◾make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates and other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
◾sharing for affiliates’ everyday business purposes – information about your creditworthiness
◾affiliates from using your information to market to you
◾sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◾J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
◾J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
◾J.P. Morgan Funds doesn’t jointly market.

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.
AN-MC-622

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial expert is Kathleen M. Gallagher. Ms. Gallagher is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2022 – $33,674

2021 – $33,448

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2022 – $5,495

2021 – $5,495

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2022 – $10,460

2021 – $10,539

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2022 and 2021, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2022 – Not applicable

2021 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2022 – 0.0%

2021 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2021—$30.5 million

2020—$30.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 6, 2022